UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Blue Chip Growth Fund

April 30, 2007

1.800333.103

BCF-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.6%
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR	785,300	$ 95,351
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	1,317,900	63,246
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	3,291,800	158,928
Starbucks Corp. (a)	6,021,000	186,771
		345,699
Household Durables - 1.1%
Ethan Allen Interiors, Inc.	949,707	33,525
Furniture Brands International, Inc. (d)	1,769,200	28,449
La-Z-Boy, Inc. (d)(e)	4,574,100	53,471
Sony Corp. sponsored ADR (d)	2,110,800	112,421
		227,866
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)(d)	3,904,500	239,463
Leisure Equipment & Products - 0.3%
Mattel, Inc.	2,345,800	66,386
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	2,097,250	55,367
Interpublic Group of Companies, Inc.	12,908,500	163,680
Lamar Advertising Co. Class A	970,900	58,584
McGraw-Hill Companies, Inc.	3,821,100	250,397
News Corp. Class B	4,046,500	97,116
The New York Times Co. Class A (d)	2,823,000	66,058
Time Warner, Inc.	7,200,800	148,553
		839,755
Multiline Retail - 2.0%
Kohl's Corp. (a)	2,233,500	165,368
Target Corp.	4,091,100	242,889
		408,257
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (a)	2,272,300	92,574
Home Depot, Inc.	2,705,800	102,469
J. Crew Group, Inc.	886,329	35,887
O'Reilly Automotive, Inc. (a)(d)	1,007,100	35,853
RadioShack Corp.	701,500	20,393
Williams-Sonoma, Inc.	2,729,400	96,129
		383,305
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	4,190,800	$ 225,716
Quiksilver, Inc. (a)	2,569,800	34,178
Under Armour, Inc. Class A (sub. vtg.) (a)	393,500	19,872
		279,766
TOTAL CONSUMER DISCRETIONARY		2,949,094
CONSUMER STAPLES - 13.7%
Beverages - 4.5%
PepsiCo, Inc.	6,098,862	403,074
The Coca-Cola Co.	9,665,000	504,416
		907,490
Food & Staples Retailing - 4.1%
Kroger Co.	3,649,500	107,697
Safeway, Inc.	2,678,100	97,215
Wal-Mart Stores, Inc.	9,553,055	457,782
Walgreen Co.	3,890,000	170,771
		833,465
Food Products - 1.8%
Groupe Danone	396,200	65,500
Nestle SA sponsored ADR (d)	1,937,200	192,461
Tyson Foods, Inc. Class A	5,364,200	112,434
		370,395
Household Products - 2.0%
Colgate-Palmolive Co.	2,741,300	185,696
Procter & Gamble Co.	3,413,830	219,543
		405,239
Personal Products - 1.3%
Avon Products, Inc.	6,368,700	253,474
TOTAL CONSUMER STAPLES		2,770,063
ENERGY - 3.7%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	3,560,600	262,879
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.4%
Exxon Mobil Corp.	5,391,500	$ 427,977
Sasol Ltd. sponsored ADR	1,846,100	63,081
		491,058
TOTAL ENERGY		753,937
FINANCIALS - 9.2%
Capital Markets - 3.2%
Charles Schwab Corp.	9,358,700	178,938
Janus Capital Group, Inc.	4,824,500	120,709
State Street Corp.	3,117,200	214,682
T. Rowe Price Group, Inc.	2,730,781	135,665
		649,994
Commercial Banks - 0.4%
ICICI Bank Ltd. sponsored ADR (d)	1,017,100	41,620
Societe Generale Series A	120,100	25,649
Unicredito Italiano Spa	2,301,700	23,808
		91,077
Consumer Finance - 0.5%
American Express Co.	1,555,729	94,386
Diversified Financial Services - 1.7%
CBOT Holdings, Inc. Class A (a)	324,300	61,186
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	140,400	72,552
Citigroup, Inc.	3,845,100	206,174
		339,912
Insurance - 3.4%
ACE Ltd.	1,448,400	86,122
American International Group, Inc.	6,216,655	434,606
Prudential Financial, Inc.	1,752,600	166,497
		687,225
TOTAL FINANCIALS		1,862,594
HEALTH CARE - 14.8%
Biotechnology - 3.5%
Amgen, Inc. (a)	1,691,900	108,518
Amylin Pharmaceuticals, Inc. (a)(d)	1,718,700	71,034
CSL Ltd.	271,520	19,680
Genentech, Inc. (a)	3,616,400	289,276
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	2,484,300	$ 203,017
OSI Pharmaceuticals, Inc. (a)	261,600	9,078
		700,603
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	3,018,900	170,960
Becton, Dickinson & Co.	2,928,100	230,412
C.R. Bard, Inc.	2,286,600	190,085
		591,457
Health Care Providers & Services - 0.7%
AMN Healthcare Services, Inc. (a)(e)	3,255,600	79,274
Cross Country Healthcare, Inc. (a)(e)	3,110,050	61,237
		140,511
Life Sciences Tools & Services - 1.3%
Millipore Corp. (a)	1,690,000	124,773
Thermo Fisher Scientific, Inc. (a)	1,890,900	98,440
Ventana Medical Systems, Inc. (a)	822,500	39,965
		263,178
Pharmaceuticals - 6.4%
Barr Pharmaceuticals, Inc. (a)	1,810,800	87,570
Bristol-Myers Squibb Co.	2,147,100	61,965
Johnson & Johnson	5,541,604	355,882
Merck & Co., Inc.	7,800,900	401,278
Nastech Pharmaceutical Co., Inc. (a)(d)(e)	2,067,400	27,269
Schering-Plough Corp.	7,667,400	243,287
Wyeth	2,137,300	118,620
		1,295,871
TOTAL HEALTH CARE		2,991,620
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.9%
General Dynamics Corp.	2,598,500	203,982
Honeywell International, Inc.	3,272,300	177,293
Lockheed Martin Corp.	1,641,200	157,785
Raytheon Co.	2,499,800	133,839
Rockwell Collins, Inc.	1,553,200	101,999
		774,898
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,600,800	59,982
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	350,500	$ 23,047
Industrial Conglomerates - 3.2%
3M Co.	3,376,300	279,456
General Electric Co.	6,983,000	257,393
Tyco International Ltd.	3,330,300	108,668
		645,517
TOTAL INDUSTRIALS		1,503,444
INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 6.4%
Cisco Systems, Inc. (a)	24,181,300	646,608
Harris Corp.	2,238,800	114,962
Motorola, Inc.	10,613,200	183,927
QUALCOMM, Inc.	6,800,500	297,862
Research In Motion Ltd. (a)	156,100	20,540
Sonus Networks, Inc. (a)	3,110,678	24,046
		1,287,945
Computers & Peripherals - 6.5%
Apple, Inc. (a)	3,528,600	352,154
Dell, Inc. (a)	10,413,800	262,532
International Business Machines Corp.	4,883,100	499,102
Network Appliance, Inc. (a)	2,615,900	97,338
Sun Microsystems, Inc. (a)	17,795,700	92,894
		1,304,020
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A	217,680	7,643
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,686,400	57,752
		65,395
Internet Software & Services - 2.3%
Google, Inc. Class A (sub. vtg.) (a)	976,900	460,491
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	1,026,670	91,784
Gartner, Inc. Class A (a)	2,935,800	74,070
Infosys Technologies Ltd. sponsored ADR	1,458,500	76,352
Satyam Computer Services Ltd. sponsored ADR	3,487,200	86,762
The Western Union Co.	6,802,000	143,182
		472,150
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	1,459,300	$ 20,168
Altera Corp.	5,588,500	125,965
Broadcom Corp. Class A (a)	3,592,900	116,949
Cypress Semiconductor Corp. (a)	846,600	19,319
Integrated Device Technology, Inc. (a)	4,391,800	65,789
Intel Corp.	29,872,840	642,266
KLA-Tencor Corp.	2,430,600	135,020
Microchip Technology, Inc.	2,583,800	104,230
Micron Technology, Inc. (a)	4,319,700	49,547
Renewable Energy Corp. AS (d)	1,806,300	52,222
Samsung Electronics Co. Ltd.	33,658	20,584
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,577,200	100,944
		1,453,003
Software - 7.4%
Intuit, Inc. (a)	5,504,200	156,594
Microsoft Corp.	27,045,800	809,751
Oracle Corp. (a)	16,920,500	318,105
SAP AG sponsored ADR (d)	1,194,400	57,331
Synopsys, Inc. (a)	2,299,500	63,604
Take-Two Interactive Software, Inc. (a)(d)	3,550,000	68,054
Ubisoft Entertainment SA (a)	433,100	21,572
		1,495,011
TOTAL INFORMATION TECHNOLOGY		6,538,015
MATERIALS - 1.8%
Chemicals - 1.8%
Monsanto Co.	4,238,300	250,017
Praxair, Inc.	583,300	37,652
Syngenta AG sponsored ADR	1,684,200	66,863
		354,532
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	4,826,700	186,890
Verizon Communications, Inc.	5,177,600	197,681
		384,571
TOTAL COMMON STOCKS (Cost $16,913,601)		20,107,870
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.29% (b)	36,878,284	$ 36,878
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	342,733,599	342,734
TOTAL MONEY MARKET FUNDS (Cost $379,612)		379,612
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $17,293,213)		20,487,482
NET OTHER ASSETS - (1.5)%		(302,014)
NET ASSETS - 100%		$ 20,185,468
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,051
Fidelity Securities Lending Cash Central Fund	1,688
Total	$ 9,739
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMN Healthcare Services, Inc.	$ -	$ 91,103	$ 1,751	$ -	$ 79,274
AudioCodes Ltd.	33,305	-	32,111	-	-
Cross Country Healthcare, Inc.	-	70,547	1,831	-	61,237
La-Z-Boy, Inc.	-	58,320	-	1,098	53,471
Nastech Pharmaceutical Co., Inc.	28,514	-	424	-	27,269
Take-Two Interactive Software, Inc.	-	70,765	11,877	-	-
Total	$ 61,819	$ 290,735	$ 47,994	$ 1,098	$ 221,251
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $17,324,756,000. Net unrealized appreciation aggregated $3,162,726,000, of which $3,458,975,000 related to appreciated investment securities and $296,249,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2007

1.800334.103

BCV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.3%
Renault SA	12,900	$ 1,684,992
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	80,000	3,784,000
H&R Block, Inc.	72,000	1,627,920
		5,411,920
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	48,600	2,346,408
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	39,800	563,568
Beazer Homes USA, Inc.	35,800	1,195,004
D.R. Horton, Inc.	56,350	1,249,843
KB Home (d)	84,200	3,714,062
M.D.C. Holdings, Inc. (d)	51,700	2,650,142
Standard Pacific Corp.	67,200	1,401,120
Whirlpool Corp.	15,200	1,611,656
		12,385,395
Leisure Equipment & Products - 0.5%
Brunswick Corp.	46,700	1,529,892
Eastman Kodak Co.	59,000	1,469,690
		2,999,582
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	66,550	1,756,920
Getty Images, Inc. (a)	27,300	1,419,600
Live Nation, Inc. (a)	12,100	245,509
Regal Entertainment Group Class A	68,200	1,483,350
Time Warner, Inc.	272,300	5,617,549
		10,522,928
Multiline Retail - 1.2%
Federated Department Stores, Inc.	86,000	3,777,120
Retail Ventures, Inc. (a)	54,900	1,118,862
Sears Holdings Corp. (a)	12,200	2,329,102
Tuesday Morning Corp.	28,400	396,464
		7,621,548
Specialty Retail - 1.7%
Christopher & Banks Corp.	64,300	1,113,033
Home Depot, Inc.	42,600	1,613,262
PETsMART, Inc.	41,000	1,360,790
Staples, Inc.	60,600	1,502,880
The Children's Place Retail Stores, Inc. (a)	36,100	1,908,607
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	51,700	$ 1,441,913
Williams-Sonoma, Inc.	43,600	1,535,592
		10,476,077
TOTAL CONSUMER DISCRETIONARY		53,448,850
CONSUMER STAPLES - 5.4%
Beverages - 0.6%
Diageo PLC sponsored ADR	26,400	2,228,160
The Coca-Cola Co.	33,500	1,748,365
		3,976,525
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	90,600	4,341,552
Winn-Dixie Stores, Inc. (a)	57,162	991,761
		5,333,313
Food Products - 1.8%
Cermaq ASA	80,900	1,427,815
Chiquita Brands International, Inc. (d)	84,900	1,259,067
Marine Harvest ASA (a)	1,423,000	1,540,369
Nestle SA (Reg.)	14,107	5,606,122
Tyson Foods, Inc. Class A	61,600	1,291,136
		11,124,509
Household Products - 0.5%
Central Garden & Pet Co.	22,300	330,263
Central Garden & Pet Co. Class A (non-vtg.) (a)	42,000	601,440
Colgate-Palmolive Co.	29,400	1,991,556
		2,923,259
Tobacco - 1.6%
Altria Group, Inc.	68,800	4,741,696
British American Tobacco PLC sponsored ADR	79,200	4,930,992
		9,672,688
TOTAL CONSUMER STAPLES		33,030,294
ENERGY - 15.5%
Energy Equipment & Services - 4.6%
GlobalSantaFe Corp.	93,200	5,958,276
Hanover Compressor Co. (a)	51,800	1,120,434
Nabors Industries Ltd. (a)	55,300	1,776,236
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	86,457	$ 7,335,876
Noble Corp.	18,700	1,574,727
Smith International, Inc.	141,900	7,441,236
Transocean, Inc. (a)	37,500	3,232,500
		28,439,285
Oil, Gas & Consumable Fuels - 10.9%
Chesapeake Energy Corp.	58,700	1,981,125
ConocoPhillips	167,100	11,588,385
CONSOL Energy, Inc.	66,400	2,780,168
EnCana Corp.	33,000	1,727,453
EOG Resources, Inc.	85,700	6,293,808
EXCO Resources, Inc.	83,600	1,403,644
Exxon Mobil Corp.	148,700	11,803,806
Massey Energy Co.	40,500	1,090,665
Noble Energy, Inc.	47,200	2,775,832
OAO Gazprom sponsored ADR	18,900	742,770
Occidental Petroleum Corp.	111,200	5,637,840
Quicksilver Resources, Inc. (a)	53,650	2,245,789
Suncor Energy, Inc.	27,500	2,206,392
SXR Uranium One, Inc. (a)	59,300	889,580
Ultra Petroleum Corp. (a)	97,200	5,513,184
Valero Energy Corp.	113,300	7,957,059
		66,637,500
TOTAL ENERGY		95,076,785
FINANCIALS - 32.7%
Capital Markets - 4.8%
Ares Capital Corp.	74,700	1,341,612
Charles Schwab Corp.	62,032	1,186,052
Credit Suisse Group sponsored ADR	23,000	1,805,500
Investors Financial Services Corp.	75,400	4,665,752
Julius Baer Holding AG (Bearer)	23,232	1,632,982
KKR Private Equity Investors, LP	102,379	2,498,048
KKR Private Equity Investors, LP Restricted Depositary Units (e)	7,700	187,880
Merrill Lynch & Co., Inc.	88,400	7,976,332
Morgan Stanley	69,700	5,855,497
Nomura Holdings, Inc.	51,500	991,890
State Street Corp.	20,000	1,377,400
		29,518,945
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	74,300	$ 1,778,742
Commerce Bancorp, Inc.	63,500	2,123,440
HSBC Holdings PLC sponsored ADR (d)	32,400	2,992,464
Mizuho Financial Group, Inc.	173	1,041,199
Siam City Bank PCL NVDR	2,289,200	1,145,423
Unicredito Italiano Spa	175,800	1,818,417
Wachovia Corp.	123,942	6,883,739
		17,783,424
Diversified Financial Services - 10.8%
Bank of America Corp.	529,716	26,962,544
Citigroup, Inc.	438,000	23,485,560
JPMorgan Chase & Co.	306,252	15,955,729
		66,403,833
Insurance - 8.7%
ACE Ltd.	110,180	6,551,303
AFLAC, Inc.	37,700	1,935,518
American International Group, Inc.	307,800	21,518,298
Axis Capital Holdings Ltd.	43,600	1,617,560
Everest Re Group Ltd.	28,800	2,898,432
Hartford Financial Services Group, Inc.	62,800	6,355,360
IPC Holdings Ltd.	117,462	3,521,511
Max Re Capital Ltd.	87,591	2,347,439
Montpelier Re Holdings Ltd.	88,900	1,623,314
Platinum Underwriters Holdings Ltd.	97,870	3,349,111
The Chubb Corp.	31,300	1,684,879
		53,402,725
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.	13,100	1,386,635
Annaly Capital Management, Inc.	100,300	1,595,773
Developers Diversified Realty Corp.	23,400	1,523,340
Duke Realty LP	29,300	1,263,123
General Growth Properties, Inc.	75,600	4,827,060
		10,595,931
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	73,000	2,263,540
Thrifts & Mortgage Finance - 3.4%
BankUnited Financial Corp. Class A	82,700	1,790,455
Countrywide Financial Corp.	111,300	4,127,004
Fannie Mae	111,340	6,560,153
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	104,300	$ 1,389,276
New York Community Bancorp, Inc.	74,300	1,297,278
People's United Financial, Inc.	70,000	1,393,700
Radian Group, Inc.	35,500	2,062,905
Washington Federal, Inc.	76,836	1,821,782
		20,442,553
TOTAL FINANCIALS		200,410,951
HEALTH CARE - 6.8%
Biotechnology - 1.5%
Amgen, Inc. (a)	108,100	6,933,534
Biogen Idec, Inc. (a)	24,300	1,147,203
Cephalon, Inc. (a)	15,800	1,257,838
		9,338,575
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	17,700	1,392,813
Varian Medical Systems, Inc. (a)	16,500	696,465
		2,089,278
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc.	43,000	1,952,630
UnitedHealth Group, Inc.	25,900	1,374,254
		3,326,884
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	29,600	1,540,976
Pharmaceuticals - 4.1%
Endo Pharmaceuticals Holdings, Inc. (a)	50,600	1,565,564
Johnson & Johnson	58,500	3,756,870
Merck & Co., Inc.	212,500	10,931,000
Pfizer, Inc.	257,500	6,813,450
Wyeth	41,800	2,319,900
		25,386,784
TOTAL HEALTH CARE		41,682,497
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.8%
General Dynamics Corp.	69,000	5,416,500
Honeywell International, Inc.	168,760	9,143,417
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	14,700	$ 787,038
United Technologies Corp.	23,000	1,543,990
		16,890,945
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	38,300	2,697,469
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	123,400	1,358,634
Building Products - 0.2%
Masco Corp.	43,800	1,191,798
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc.	104,800	1,401,176
Cintas Corp.	35,500	1,330,185
Robert Half International, Inc.	45,100	1,501,830
The Brink's Co.	31,900	2,025,650
		6,258,841
Construction & Engineering - 0.3%
Fluor Corp.	18,500	1,768,970
Electrical Equipment - 0.2%
SolarWorld AG	17,300	1,467,447
Industrial Conglomerates - 3.7%
General Electric Co.	476,850	17,576,691
Siemens AG sponsored ADR	12,400	1,500,028
Tyco International Ltd.	109,040	3,557,975
		22,634,694
Machinery - 0.5%
Dover Corp.	35,200	1,693,824
Oshkosh Truck Co.	25,500	1,426,470
		3,120,294
Road & Rail - 0.3%
Ryder System, Inc.	29,000	1,526,560
TOTAL INDUSTRIALS		58,915,652
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.1%
Comverse Technology, Inc. (a)	56,600	1,283,688
Harris Corp.	40,200	2,064,270
Motorola, Inc.	176,900	3,065,677
		6,413,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.8%
Hewlett-Packard Co.	150,300	$ 6,333,642
International Business Machines Corp.	53,500	5,468,235
QLogic Corp. (a)	65,300	1,167,564
Seagate Technology	75,500	1,672,325
Sun Microsystems, Inc. (a)	523,500	2,732,670
		17,374,436
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	48,500	1,666,945
Amphenol Corp. Class A	9,400	330,034
Flextronics International Ltd. (a)	138,100	1,539,815
Motech Industries, Inc.	121,000	1,501,808
		5,038,602
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	3,100	1,461,278
IT Services - 0.5%
Infosys Technologies Ltd. sponsored ADR	11,100	581,085
The Western Union Co.	65,900	1,387,195
Unisys Corp. (a)	160,400	1,257,536
		3,225,816
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	85,100	1,176,082
Analog Devices, Inc.	33,800	1,305,356
Applied Materials, Inc.	69,000	1,326,180
Intel Corp.	114,600	2,463,900
National Semiconductor Corp.	50,000	1,315,000
ON Semiconductor Corp. (a)	23,100	247,401
Volterra Semiconductor Corp. (a)	56,900	899,589
		8,733,508
Software - 0.3%
Microsoft Corp.	56,300	1,685,622
TOTAL INFORMATION TECHNOLOGY		43,932,897
MATERIALS - 2.3%
Chemicals - 0.6%
Agrium, Inc.	40,400	1,565,914
Chemtura Corp.	93,500	1,031,305
Dyno Nobel Ltd.	604,400	1,214,656
		3,811,875
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.7%
Arcelor Mittal	36,700	$ 1,960,514
Carpenter Technology Corp.	15,200	1,844,824
Freeport-McMoRan Copper & Gold, Inc. Class B	40,600	2,726,696
Meridian Gold, Inc. (a)	73,200	1,848,300
Reliance Steel & Aluminum Co.	30,900	1,835,460
		10,215,794
TOTAL MATERIALS		14,027,669
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	724,510	28,053,027
Cincinnati Bell, Inc.	308,800	1,565,616
Verizon Communications, Inc.	175,800	6,712,044
		36,330,687
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	35,200	1,337,600
TOTAL TELECOMMUNICATION SERVICES		37,668,287
UTILITIES - 4.5%
Electric Utilities - 2.0%
DPL, Inc.	37,000	1,159,950
E.ON AG sponsored ADR	32,100	1,609,173
Entergy Corp.	43,700	4,944,218
PPL Corp.	67,800	2,956,758
Reliant Energy, Inc. (a)	64,200	1,429,734
		12,099,833
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	104,300	2,293,557
Constellation Energy Group, Inc.	62,400	5,561,088
NRG Energy, Inc.	17,800	1,405,488
		9,260,133
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.0%
CMS Energy Corp.	62,300	$ 1,153,796
Public Service Enterprise Group, Inc.	56,900	4,919,005
		6,072,801
TOTAL UTILITIES		27,432,767
TOTAL COMMON STOCKS (Cost $540,772,351)		605,626,649
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.29% (b)	6,309,170	6,309,170
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	8,888,850	8,888,850
TOTAL MONEY MARKET FUNDS (Cost $15,198,020)		15,198,020
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $555,970,371)		620,824,669
NET OTHER ASSETS - (1.2)%		(7,531,150)
NET ASSETS - 100%		$ 613,293,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,880 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 315,213
Fidelity Securities Lending Cash Central Fund	12,236
Total	$ 327,449
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $556,753,465. Net unrealized appreciation aggregated $64,071,204, of which $70,877,870 related to appreciated investment securities and $6,806,666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dividend Growth Fund

April 30, 2007

1.800335.103

DGF-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.	246,700	$ 11,911
Media - 5.4%
Clear Channel Communications, Inc.	22,944,842	812,936
Clear Channel Outdoor Holding, Inc. Class A (a)	309,162	8,827
News Corp. Class A	1,085,800	24,311
Time Warner, Inc.	2,265,652	46,740
Viacom, Inc. Class B (non-vtg.) (a)	640,904	26,437
		919,251
Multiline Retail - 0.6%
Target Corp.	1,912,625	113,553
Specialty Retail - 3.1%
Gap, Inc.	2,000,300	35,905
Home Depot, Inc. (d)	13,275,400	502,739
		538,644
TOTAL CONSUMER DISCRETIONARY		1,583,359
CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 6.7%
CVS Corp.	9,515,900	344,856
Wal-Mart Stores, Inc. (d)	16,767,344	803,491
		1,148,347
Tobacco - 0.3%
Altria Group, Inc.	625,400	43,103
TOTAL CONSUMER STAPLES		1,191,450
ENERGY - 6.7%
Energy Equipment & Services - 3.7%
Diamond Offshore Drilling, Inc.	3,855,700	330,048
GlobalSantaFe Corp.	4,040,679	258,321
Halliburton Co.	1,554,800	49,396
		637,765
Oil, Gas & Consumable Fuels - 3.0%
Chesapeake Energy Corp.	2,018,200	68,114
ConocoPhillips	2,443,025	169,424
EOG Resources, Inc.	288,200	21,165
Marathon Oil Corp.	296,700	30,130
Quicksilver Resources, Inc. (a)	476,900	19,963
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	834,300	$ 47,321
Valero Energy Corp.	1,978,600	138,957
XTO Energy, Inc.	367,900	19,966
		515,040
TOTAL ENERGY		1,152,805
FINANCIALS - 22.2%
Capital Markets - 1.7%
Franklin Resources, Inc.	100,600	13,210
Goldman Sachs Group, Inc.	304,500	66,567
KKR Private Equity Investors, LP	605,700	14,779
KKR Private Equity Investors, LP Restricted Depositary Units (e)	2,296,400	56,032
Merrill Lynch & Co., Inc.	1,212,300	109,386
State Street Corp.	399,800	27,534
		287,508
Commercial Banks - 2.7%
PNC Financial Services Group, Inc.	2,197,907	162,865
U.S. Bancorp, Delaware	683,900	23,492
Wachovia Corp.	4,824,571	267,957
Wells Fargo & Co.	74,200	2,663
		456,977
Consumer Finance - 0.7%
American Express Co.	1,772,400	107,532
Capital One Financial Corp. (d)	284,600	21,134
		128,666
Diversified Financial Services - 4.2%
Bank of America Corp.	13,201,003	671,931
Citigroup, Inc.	812,539	43,568
		715,499
Insurance - 12.3%
ACE Ltd.	2,136,500	127,036
AFLAC, Inc.	492,200	25,270
American International Group, Inc.	15,167,600	1,060,367
Hartford Financial Services Group, Inc.	4,421,220	447,427
MBIA, Inc.	1,049,000	72,968
MetLife, Inc.	2,604,000	171,083
PartnerRe Ltd.	280,400	20,194
Swiss Reinsurance Co. (Reg.) (d)	622,512	58,857
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	2,127,400	$ 114,518
Transatlantic Holdings, Inc.	174,888	12,153
		2,109,873
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	1,645,533	96,955
TOTAL FINANCIALS		3,795,478
HEALTH CARE - 20.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	1,209,124	77,553
Biogen Idec, Inc. (a)	1,632,415	77,066
		154,619
Health Care Providers & Services - 7.2%
Cardinal Health, Inc.	17,641,770	1,234,046
UnitedHealth Group, Inc.	39,200	2,080
		1,236,126
Pharmaceuticals - 12.6%
Johnson & Johnson	13,768,932	884,241
Merck & Co., Inc.	4,299,005	221,141
Schering-Plough Corp.	4,076,530	129,348
Wyeth	16,530,960	917,468
		2,152,198
TOTAL HEALTH CARE		3,542,943
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.9%
General Dynamics Corp.	499,455	39,207
Honeywell International, Inc.	3,942,100	213,583
Raytheon Co.	1,364,600	73,061
		325,851
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	3,074,190	216,515
Industrial Conglomerates - 5.3%
3M Co.	327,500	27,107
General Electric Co.	18,600,880	685,628
Tyco International Ltd.	6,024,690	196,586
		909,321
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.5%
Illinois Tool Works, Inc.	1,285,974	$ 65,983
Ingersoll-Rand Co. Ltd. Class A	433,000	19,333
		85,316
TOTAL INDUSTRIALS		1,537,003
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	9,961,100	266,360
Juniper Networks, Inc. (a)	2,990,090	66,858
Motorola, Inc.	6,216,900	107,739
QUALCOMM, Inc.	2,223,300	97,381
		538,338
Computers & Peripherals - 4.9%
Dell, Inc. (a)	6,251,100	157,590
EMC Corp. (a)	2,717,600	41,253
Hewlett-Packard Co.	4,942,200	208,264
International Business Machines Corp.	4,297,319	439,229
		846,336
IT Services - 0.2%
First Data Corp.	713,500	23,117
The Western Union Co.	449,694	9,466
		32,583
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	294,600	6,640
Analog Devices, Inc.	1,329,400	51,341
Applied Materials, Inc.	6,478,400	124,515
Intel Corp.	12,603,900	270,984
KLA-Tencor Corp.	571,000	31,719
Lam Research Corp. (a)	1,384,793	74,474
Linear Technology Corp. (d)	2,279,619	85,303
National Semiconductor Corp.	4,684,900	123,213
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,546,240	26,837
Texas Instruments, Inc.	694,200	23,860
		818,886
Software - 4.4%
BEA Systems, Inc. (a)	3,976,400	46,882
Microsoft Corp.	13,638,687	408,342
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	11,468,700	$ 215,612
Symantec Corp. (a)(d)	4,617,137	81,262
		752,098
TOTAL INFORMATION TECHNOLOGY		2,988,241
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	20,576,884	796,737
Qwest Communications International, Inc. (a)	14,375,000	127,650
		924,387
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	3,622,586	72,560
TOTAL TELECOMMUNICATION SERVICES		996,947
TOTAL COMMON STOCKS (Cost $13,460,352)		16,788,226
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	747,200	26,757
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,978)		26,757
Convertible Bonds - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 12,030	13,518
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 36,750	$ 60,476
TOTAL CONVERTIBLE BONDS (Cost $48,780)		73,994
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	252,680,020	252,680
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	128,086,746	128,087
TOTAL MONEY MARKET FUNDS (Cost $380,767)		380,767
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $13,914,877)		17,269,744
NET OTHER ASSETS - (0.9)%		(149,840)
NET ASSETS - 100%		$ 17,119,904
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,032,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16,851
Fidelity Securities Lending Cash Central Fund	189
Total	$ 17,040
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Clear Channel Outdoor Holding, Inc. Class A	$ 46,412	$ 8,523	$ 55,607	$ -	$ -
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $13,969,048,000. Net unrealized appreciation aggregated $3,300,696,000, of which $3,651,521,000 related to appreciated investment securities and $350,825,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income Portfolio

April 30, 2007

1.800339.103

GAI-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.3%
Renault SA (d)	656,700	$ 85,778
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	10,000,000	473,000
Household Durables - 2.8%
D.R. Horton, Inc.	7,000,000	155,260
Hovnanian Enterprises, Inc. Class A	1,856,000	44,525
KB Home (e)	4,200,000	185,262
Ryland Group, Inc. (d)(e)	3,800,000	168,340
Standard Pacific Corp. (d)(e)	4,790,700	99,886
Toll Brothers, Inc. (a)(d)	5,300,000	157,834
		811,107
Media - 0.4%
Clear Channel Communications, Inc.	3,234,700	114,605
Multiline Retail - 1.2%
Target Corp.	6,000,000	356,220
Specialty Retail - 6.6%
Best Buy Co., Inc.	5,500,000	256,575
Home Depot, Inc.	25,400,000	961,898
Lowe's Companies, Inc. (d)	12,100,000	369,776
Staples, Inc.	12,500,000	310,000
		1,898,249
TOTAL CONSUMER DISCRETIONARY		3,738,959
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 3.9%
Wal-Mart Stores, Inc.	21,200,000	1,015,904
X5 Retail Group NV unit (a)(f)	4,000,000	122,000
		1,137,904
Food Products - 0.7%
Nestle SA (Reg.) (d)	525,000	208,635
TOTAL CONSUMER STAPLES		1,346,539
ENERGY - 13.7%
Energy Equipment & Services - 4.4%
National Oilwell Varco, Inc. (a)	3,000,000	254,550
Pride International, Inc. (a)	2,200,000	72,182
Schlumberger Ltd. (NY Shares)	7,000,000	516,810
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	3,800,000	$ 199,272
Weatherford International Ltd. (a)	4,500,000	236,205
		1,279,019
Oil, Gas & Consumable Fuels - 9.3%
Canadian Natural Resources Ltd.	2,300,000	137,059
Chesapeake Energy Corp.	8,500,000	286,875
ConocoPhillips	5,700,000	395,295
EOG Resources, Inc.	3,600,000	264,384
Occidental Petroleum Corp.	5,000,000	253,500
Peabody Energy Corp.	4,200,000	201,516
Petroplus Holdings AG	1,687,500	139,711
Plains Exploration & Production Co. (a)	2,700,000	126,873
Suncor Energy, Inc.	1,600,000	128,372
Ultra Petroleum Corp. (a)	1,858,992	105,442
Valero Energy Corp.	6,500,000	456,495
XTO Energy, Inc.	3,400,000	184,518
		2,680,040
TOTAL ENERGY		3,959,059
FINANCIALS - 26.5%
Capital Markets - 2.0%
AP Alternative Assets, L.P. Restricted Depositary Units (f)	4,454,200	86,634
KKR Private Equity Investors, LP	4,718,800	115,139
KKR Private Equity Investors, LP Restricted Depositary Units (f)	6,842,100	166,947
UBS AG (NY Shares)	3,100,000	201,190
		569,910
Commercial Banks - 5.2%
Erste Bank AG	2,200,000	177,185
HSBC Holdings PLC sponsored ADR (d)	2,800,000	258,608
Societe Generale Series A	700,000	149,492
Standard Chartered PLC (United Kingdom)	6,800,000	211,694
Wachovia Corp.	12,500,000	694,250
		1,491,229
Diversified Financial Services - 5.7%
African Bank Investments Ltd.	20,000,000	96,688
Bank of America Corp.	29,100,000	1,481,190
Moody's Corp.	1,300,000	85,956
		1,663,834
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 11.3%
ACE Ltd.	3,800,000	$ 225,948
AFLAC, Inc.	4,200,000	215,628
American International Group, Inc.	24,400,000	1,705,804
Berkshire Hathaway, Inc. Class A (a)	1,900	207,480
Hartford Financial Services Group, Inc.	2,750,000	278,300
Markel Corp. (a)	34,186	15,688
Max Re Capital Ltd.	2,300,000	61,640
RenaissanceRe Holdings Ltd. (e)	3,631,400	196,640
The Chubb Corp.	4,500,000	242,235
W.R. Berkley Corp.	4,300,000	139,707
		3,289,070
Thrifts & Mortgage Finance - 2.3%
Countrywide Financial Corp.	13,000,000	482,040
MGIC Investment Corp.	2,900,000	178,669
		660,709
TOTAL FINANCIALS		7,674,752
HEALTH CARE - 12.6%
Biotechnology - 3.7%
Amgen, Inc. (a)	6,500,000	416,910
Celgene Corp. (a)	3,000,000	183,480
Cephalon, Inc. (a)(d)	2,000,000	159,220
Genentech, Inc. (a)	2,300,000	183,977
MannKind Corp. (a)(d)	1,900,000	27,626
Vertex Pharmaceuticals, Inc. (a)	3,135,094	96,373
		1,067,586
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	3,500,000	244,825
UnitedHealth Group, Inc.	11,100,000	588,966
		833,791
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	3,000,100	97,893
Pharmaceutical Product Development, Inc.	3,000,000	108,210
		206,103
Pharmaceuticals - 5.3%
Allergan, Inc.	3,000,000	363,600
Elan Corp. PLC sponsored ADR (a)	10,232,278	142,024
Johnson & Johnson	11,000,000	706,420
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	750,000	$ 141,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,000,000	191,550
		1,544,969
TOTAL HEALTH CARE		3,652,449
INDUSTRIALS - 13.6%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	12,200,000	660,996
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,700,000	144,342
Commercial Services & Supplies - 1.3%
Robert Half International, Inc. (e)	11,200,000	372,960
Electrical Equipment - 1.1%
SolarWorld AG (d)	1,900,000	161,165
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	4,500,000	163,260
		324,425
Industrial Conglomerates - 7.5%
General Electric Co.	59,000,000	2,174,741
Machinery - 0.9%
Illinois Tool Works, Inc. (d)	5,400,000	277,074
TOTAL INDUSTRIALS		3,954,538
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.4%
Research In Motion Ltd. (a)	800,000	105,264
Computers & Peripherals - 1.1%
Dell, Inc. (a)	12,200,000	307,562
Electronic Equipment & Instruments - 0.7%
Molex, Inc.	3,800,000	113,544
Motech Industries, Inc.	6,800,000	84,399
		197,943
Internet Software & Services - 4.3%
eBay, Inc. (a)	8,200,000	278,308
Google, Inc. Class A (sub. vtg.) (a)	1,900,000	895,622
ValueClick, Inc. (a)	3,000,000	85,800
		1,259,730
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Infosys Technologies Ltd. sponsored ADR	2,200,000	$ 115,170
Satyam Computer Services Ltd. sponsored ADR	5,200,000	129,376
The Western Union Co.	4,800,000	101,040
		345,586
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)(d)	2,900,000	115,391
Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials, Inc.	11,200,000	215,264
ARM Holdings PLC	66,000,000	177,491
ASML Holding NV (NY Shares) (a)	4,700,000	128,075
Broadcom Corp. Class A (a)	3,450,000	112,298
Intel Corp.	15,000,000	322,500
Lam Research Corp. (a)	1,700,000	91,426
Linear Technology Corp. (d)	3,000,000	112,260
Marvell Technology Group Ltd. (a)	5,000,000	80,650
Maxim Integrated Products, Inc.	4,900,000	155,428
MEMC Electronic Materials, Inc. (a)	2,800,000	153,664
National Semiconductor Corp.	5,900,000	155,170
Renewable Energy Corp. AS	2,713,327	78,445
Taiwan Semiconductor Manufacturing Co. Ltd.	70,000,000	144,347
		1,927,018
TOTAL INFORMATION TECHNOLOGY		4,258,494
MATERIALS - 1.4%
Metals & Mining - 1.4%
Arcelor Mittal (d)	7,700,000	411,334
TOTAL COMMON STOCKS (Cost $23,240,473)		28,996,124
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 5.29% (b)	85,723,237	85,723
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	886,370,128	886,370
TOTAL MONEY MARKET FUNDS (Cost $972,093)		972,093
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $9,268)	$ 9,269	$ 9,268
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $24,221,834)		29,977,485
NET OTHER ASSETS - (3.4)%		(975,771)
NET ASSETS - 100%		$ 29,001,714
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,581,000 or 1.3% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$9,268,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 1,416
Barclays Capital, Inc.	3,157
Fortis Securities LLC	2,024
Lehman Brothers, Inc.	2,671
$ 9,268
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,334
Fidelity Securities Lending Cash Central Fund	1,367
Total	$ 6,701
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apollo Group, Inc. Class A (non-vtg.)	$ 420,871	$ 234,858	$ 242,732	$ -	$ 473,000
ARM Holdings PLC	148,296	-	5,823	519	-
Clear Channel Outdoor Holding, Inc. Class A	50,100	-	63,161	-	-
Illumina, Inc.	108,494	5,924	-	-	-
KB Home	102,162	86,587	10,816	2,468	185,262
RenaissanceRe Holdings Ltd.	188,143	-	-	2,324	196,640
Robert Half International, Inc.	333,620	45,123	19,379	2,792	372,960
Ryland Group, Inc.	85,426	83,330	11,445	1,283	168,340
Standard Pacific Corp.	83,097	27,181	2,926	552	99,886
Zebra Technologies Corp. Class A	130,785	14,249	66,739	-	-
Total	$ 1,650,994	$ 497,252	$ 423,021	$ 9,938	$ 1,496,088
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $24,227,605,000. Net unrealized appreciation aggregated $5,749,880,000, of which $6,090,044,000 related to appreciated investment securities and $340,164,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Real Estate Fund

April 30, 2007

1.815812.102

IRE-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 19.3%
Aspen Group unit	7,244,025	$ 14,137,131
CFS Retail Property Trust	11,302,500	21,682,032
Charter Hall Group unit	7,818,942	17,921,343
DB RREEF Trust unit	21,137,200	31,596,098
FKP Property Group unit	2,228,123	12,785,882
Macquarie Goodman Group unit	7,638,917	45,103,981
The GPT Group unit	11,409,601	46,901,760
Westfield Group unit	5,395,000	94,085,832
TOTAL AUSTRALIA		284,214,059
Austria - 1.4%
CA Immobilien Anlagen AG (a)	119,400	3,991,864
Immoeast AG (a)	1,226,100	17,400,615
TOTAL AUSTRIA		21,392,479
Cayman Islands - 1.0%
New World China Land Ltd.	20,350,000	14,334,009
Finland - 1.4%
Citycon Oyj	2,670,403	21,499,788
France - 2.4%
Fonciere Des Regions (d)	81,000	15,529,830
Gecina SA	36,678	6,965,069
Societe de la Tour Eiffel	74,100	12,664,887
TOTAL FRANCE		35,159,786
Germany - 6.7%
DIC Asset AG	326,960	13,496,631
IVG Immobilien AG	1,371,500	62,172,854
Patrizia Immobilien AG	1,062,000	22,535,141
TOTAL GERMANY		98,204,626
Greece - 1.8%
Babis Vovos International Technical SA	687,830	25,962,030
Hong Kong - 12.4%
Cheung Kong Holdings Ltd.	2,260,000	29,468,651
Hong Kong Land Holdings Ltd.	9,558,000	44,731,440
Hopson Development Holdings Ltd.	4,336,000	10,254,457
Hysan Development Co. Ltd.	9,720,000	25,907,409
Kerry Properties Ltd. (d)	9,770,911	49,150,897
Link (REIT)	9,900,000	22,628,427
TOTAL HONG KONG		182,141,281
Common Stocks - continued
	Shares	Value
Italy - 0.1%
Risanamento Spa	182,300	$ 1,842,863
Japan - 20.3%
Japan Logistics Fund, Inc.	1,127	11,369,462
Japan Retail Fund Investment Corp.	1,472	14,818,372
Mitsubishi Estate Co. Ltd.	3,668,000	113,735,148
Mitsui Fudosan Co. Ltd.	1,809,000	52,810,596
Nippon Residential Investment Corp.	3,082	19,801,995
NTT Urban Development Co.	18,582	44,140,609
Sumitomo Realty & Development Co. Ltd.	1,136,000	41,936,207
TOTAL JAPAN		298,612,389
Netherlands - 3.9%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	100,000	5,799,550
Rodamco Europe NV	351,700	52,110,780
TOTAL NETHERLANDS		57,910,330
Philippines - 0.9%
Ayala Land, Inc.	18,581,800	6,857,476
Filinvest Land, Inc.	155,491,000	5,836,651
TOTAL PHILIPPINES		12,694,127
Singapore - 3.6%
CapitaLand Ltd.	9,464,900	52,956,589
Sweden - 1.0%
Castellum AB	943,400	14,433,258
United Kingdom - 21.9%
British Land Co. PLC	2,658,000	78,283,146
Capital & Regional PLC	1,835,200	56,582,003
Derwent London PLC	769,500	32,848,614
Land Securities Group PLC	2,505,500	98,288,783
Savills PLC	1,457,000	19,460,167
Slough Estates PLC	1,645,000	25,424,706
Songbird Estates PLC Class B	1,785,000	12,098,972
TOTAL UNITED KINGDOM		322,986,391
TOTAL COMMON STOCKS (Cost $1,276,766,436)		1,444,344,005
Investment Companies - 0.9%
	Shares	Value
Luxembourg - 0.9%
ProLogis European Properties (Cost $12,650,264)	629,000	$ 13,390,001
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 5.29% (b)	17,778,113	17,778,113
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	20,593,144	20,593,144
TOTAL MONEY MARKET FUNDS (Cost $38,371,257)		38,371,257
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,327,787,957)		1,496,105,263
NET OTHER ASSETS - (1.6)%		(23,973,469)
NET ASSETS - 100%		$ 1,472,131,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,407,579
Fidelity Securities Lending Cash Central Fund	372,905
Total	$ 1,780,484
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,335,140,312. Net unrealized appreciation aggregated $160,964,951, of which $184,133,880 related to appreciated investment securities and $23,168,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.847932.100

AIRE-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 19.3%
Aspen Group unit	7,244,025	$ 14,137,131
CFS Retail Property Trust	11,302,500	21,682,032
Charter Hall Group unit	7,818,942	17,921,343
DB RREEF Trust unit	21,137,200	31,596,098
FKP Property Group unit	2,228,123	12,785,882
Macquarie Goodman Group unit	7,638,917	45,103,981
The GPT Group unit	11,409,601	46,901,760
Westfield Group unit	5,395,000	94,085,832
TOTAL AUSTRALIA		284,214,059
Austria - 1.4%
CA Immobilien Anlagen AG (a)	119,400	3,991,864
Immoeast AG (a)	1,226,100	17,400,615
TOTAL AUSTRIA		21,392,479
Cayman Islands - 1.0%
New World China Land Ltd.	20,350,000	14,334,009
Finland - 1.4%
Citycon Oyj	2,670,403	21,499,788
France - 2.4%
Fonciere Des Regions (d)	81,000	15,529,830
Gecina SA	36,678	6,965,069
Societe de la Tour Eiffel	74,100	12,664,887
TOTAL FRANCE		35,159,786
Germany - 6.7%
DIC Asset AG	326,960	13,496,631
IVG Immobilien AG	1,371,500	62,172,854
Patrizia Immobilien AG	1,062,000	22,535,141
TOTAL GERMANY		98,204,626
Greece - 1.8%
Babis Vovos International Technical SA	687,830	25,962,030
Hong Kong - 12.4%
Cheung Kong Holdings Ltd.	2,260,000	29,468,651
Hong Kong Land Holdings Ltd.	9,558,000	44,731,440
Hopson Development Holdings Ltd.	4,336,000	10,254,457
Hysan Development Co. Ltd.	9,720,000	25,907,409
Kerry Properties Ltd. (d)	9,770,911	49,150,897
Link (REIT)	9,900,000	22,628,427
TOTAL HONG KONG		182,141,281
Common Stocks - continued
	Shares	Value
Italy - 0.1%
Risanamento Spa	182,300	$ 1,842,863
Japan - 20.3%
Japan Logistics Fund, Inc.	1,127	11,369,462
Japan Retail Fund Investment Corp.	1,472	14,818,372
Mitsubishi Estate Co. Ltd.	3,668,000	113,735,148
Mitsui Fudosan Co. Ltd.	1,809,000	52,810,596
Nippon Residential Investment Corp.	3,082	19,801,995
NTT Urban Development Co.	18,582	44,140,609
Sumitomo Realty & Development Co. Ltd.	1,136,000	41,936,207
TOTAL JAPAN		298,612,389
Netherlands - 3.9%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	100,000	5,799,550
Rodamco Europe NV	351,700	52,110,780
TOTAL NETHERLANDS		57,910,330
Philippines - 0.9%
Ayala Land, Inc.	18,581,800	6,857,476
Filinvest Land, Inc.	155,491,000	5,836,651
TOTAL PHILIPPINES		12,694,127
Singapore - 3.6%
CapitaLand Ltd.	9,464,900	52,956,589
Sweden - 1.0%
Castellum AB	943,400	14,433,258
United Kingdom - 21.9%
British Land Co. PLC	2,658,000	78,283,146
Capital & Regional PLC	1,835,200	56,582,003
Derwent London PLC	769,500	32,848,614
Land Securities Group PLC	2,505,500	98,288,783
Savills PLC	1,457,000	19,460,167
Slough Estates PLC	1,645,000	25,424,706
Songbird Estates PLC Class B	1,785,000	12,098,972
TOTAL UNITED KINGDOM		322,986,391
TOTAL COMMON STOCKS (Cost $1,276,766,436)		1,444,344,005
Investment Companies - 0.9%
	Shares	Value
Luxembourg - 0.9%
ProLogis European Properties (Cost $12,650,264)	629,000	$ 13,390,001
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 5.29% (b)	17,778,113	17,778,113
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	20,593,144	20,593,144
TOTAL MONEY MARKET FUNDS (Cost $38,371,257)		38,371,257
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,327,787,957)		1,496,105,263
NET OTHER ASSETS - (1.6)%		(23,973,469)
NET ASSETS - 100%		$ 1,472,131,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,407,579
Fidelity Securities Lending Cash Central Fund	372,905
Total	$ 1,780,484
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,335,140,312. Net unrealized appreciation aggregated $160,964,951, of which $184,133,880 related to appreciated investment securities and $23,168,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company Stock Fund

April 30, 2007

1.800341.103

LSF-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.6%
The Goodyear Tire & Rubber Co. (a)(f)	511,063	$ 16,998
TRW Automotive Holdings Corp. (a)	622,000	23,051
		40,049
Automobiles - 0.2%
Ford Motor Co.	1,420,000	11,417
Diversified Consumer Services - 3.0%
Carriage Services, Inc. Class A	266,200	2,175
Service Corp. International (g)	15,906,400	193,263
		195,438
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc. (a)	1,152,360	26,965
Friendly Ice Cream Corp. (a)(f)(g)	423,400	6,330
Penn National Gaming, Inc. (a)	664,700	32,132
Six Flags, Inc. (f)	3,295,400	19,641
Station Casinos, Inc.	221,000	19,227
Steak n Shake Co. (a)	659,400	10,662
		114,957
Household Durables - 0.2%
Black & Decker Corp.	138,100	12,528
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	781,587	14,037
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	242,900	7,962
Charter Communications, Inc. Class A (a)	13,115,971	39,610
Cinemark Holdings, Inc.	688,200	13,007
Gray Television, Inc.	1,829,442	19,520
Knology, Inc. (a)	113,144	2,066
Liberty Global, Inc.:
Class A (a)	436,400	15,662
Class C (a)	33,815	1,130
Nexstar Broadcasting Group, Inc. Class A (a)(g)	940,500	11,239
Tribune Co.	249,100	8,170
Virgin Media, Inc.	643,680	16,240
		134,606
Specialty Retail - 0.2%
Gamestop Corp. Class A (a)	452,000	14,993
TOTAL CONSUMER DISCRETIONARY		538,025
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.0%
Koninklijke Ahold NV sponsored ADR (a)	2,756,800	$ 35,039
Kroger Co.	339,300	10,013
SUPERVALU, Inc.	458,600	21,050
		66,102
Food Products - 1.4%
Corn Products International, Inc.	1,094,019	43,564
Dean Foods Co.	346,500	12,623
Interstate Bakeries Corp. (a)(g)	2,911,700	10,628
Kellogg Co.	84,900	4,492
Smithfield Foods, Inc. (a)	711,700	21,757
		93,064
Personal Products - 0.5%
Playtex Products, Inc. (a)	1,734,555	26,400
Revlon, Inc. Class A (sub. vtg.) (a)	3,694,361	4,766
		31,166
TOTAL CONSUMER STAPLES		190,332
ENERGY - 34.1%
Energy Equipment & Services - 8.1%
Basic Energy Services, Inc. (a)	249,300	6,444
Grant Prideco, Inc. (a)	1,165,800	60,085
Grey Wolf, Inc. (a)	8,326,600	59,618
Hanover Compressor Co. (a)	3,201,262	69,243
Hercules Offshore, Inc. (a)(f)	1,072,822	33,719
Nabors Industries Ltd. (a)	808,800	25,979
Noble Corp.	348,000	29,305
Oil States International, Inc. (a)	270,700	9,185
Parker Drilling Co. (a)	800,000	8,688
Petroleum Geo-Services ASA sponsored ADR (a)(f)	2,244,777	61,821
Pride International, Inc. (a)	646,100	21,199
Rowan Companies, Inc.	321,100	11,765
Universal Compression Holdings, Inc. (a)(g)	2,034,500	135,437
		532,488
Oil, Gas & Consumable Fuels - 26.0%
Alpha Natural Resources, Inc. (a)(f)(g)	3,830,295	66,532
Anadarko Petroleum Corp.	120,300	5,613
Aurora Oil & Gas Corp. (a)	638,351	1,679
Cabot Oil & Gas Corp.	787,400	28,677
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	3,352,600	$ 113,150
ConocoPhillips	201,631	13,983
El Paso Corp.	5,257,712	78,866
EOG Resources, Inc.	368,700	27,077
Forest Oil Corp. (a)(f)(g)	3,697,000	130,282
Frontier Oil Corp.	1,583,600	55,949
Frontline Ltd. (f)	185,300	7,039
Frontline Ltd. (NY Shares)	1,136,800	42,960
General Maritime Corp. (g)	3,249,200	104,202
Houston Exploration Co. (a)	89,200	4,939
Mariner Energy, Inc. (a)	2,921,653	65,883
Massey Energy Co.	586,700	15,800
Nexen, Inc.	831,600	49,488
OMI Corp. (g)	5,100,900	148,283
Overseas Shipholding Group, Inc.	1,562,900	110,653
Paladin Resources Ltd. (a)(f)	2,042,400	16,283
Peabody Energy Corp.	675,616	32,416
Petrohawk Energy Corp. (a)	2,719,148	39,292
Plains Exploration & Production Co. (a)	299,100	14,055
Pogo Producing Co. (f)	404,600	19,526
Range Resources Corp.	3,489,300	127,534
Ship Finance International Ltd.:
(Norway) (f)	53,099	1,535
(NY Shares)	1,066,851	31,728
Teekay Shipping Corp.	3,343,200	199,421
Valero Energy Corp.	1,387,400	97,437
Williams Companies, Inc. (f)	1,784,400	52,640
		1,702,922
TOTAL ENERGY		2,235,410
FINANCIALS - 1.0%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.	126,000	11,369
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	157,200	11,649
Insurance - 0.2%
American Financial Group, Inc.	500,550	17,654
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	368,200	12,464
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	357,300	$ 13,249
TOTAL FINANCIALS		66,385
HEALTH CARE - 2.8%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	1,377
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	430,100	24,357
Beckman Coulter, Inc.	354,200	22,247
Hospira, Inc. (a)	361,900	14,675
		61,279
Health Care Providers & Services - 1.7%
DaVita, Inc. (a)	1,439,200	78,595
Emergency Medical Services Corp. Class A (a)	258,600	8,658
Quest Diagnostics, Inc. (f)	118,900	5,813
Rural/Metro Corp. (a)	834,200	6,457
Tenet Healthcare Corp. (a)(f)	1,543,452	11,452
		110,975
Pharmaceuticals - 0.1%
Adams Respiratory Therapeutics, Inc. (a)	207,300	7,776
TOTAL HEALTH CARE		181,407
INDUSTRIALS - 11.2%
Aerospace & Defense - 0.2%
Armor Holdings, Inc. (a)	77,000	5,506
DRS Technologies, Inc.	138,500	6,968
		12,474
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	179,465	3,828
Airlines - 0.6%
AirTran Holdings, Inc. (a)(f)	861,500	9,485
AMR Corp.	670,630	17,497
UAL Corp. (a)	280,400	9,365
		36,347
Building Products - 1.3%
American Standard Companies, Inc.	634,600	34,941
Armstrong World Industries, Inc. (a)	119,216	6,080
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Goodman Global, Inc.	406,800	$ 7,587
Lennox International, Inc.	230,700	7,800
Owens Corning (a)(f)	917,649	28,126
		84,534
Commercial Services & Supplies - 4.3%
Allied Waste Industries, Inc.	4,971,500	66,469
Cenveo, Inc. (a)(g)	3,448,400	88,451
Deluxe Corp.	355,000	13,437
Interface, Inc. Class A	266,673	4,493
Layne Christensen Co. (a)	104,530	3,959
Republic Services, Inc.	744,750	20,801
SAIC, Inc.	1,381,400	25,266
Waste Management, Inc.	1,494,300	55,902
		278,778
Construction & Engineering - 0.8%
Foster Wheeler Ltd. (a)	740,500	50,969
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	837,325	8,357
Industrial Conglomerates - 0.7%
Tyco International Ltd.	1,512,500	49,353
Machinery - 1.5%
American Science & Engineering, Inc. (a)(f)	314,591	14,786
Badger Meter, Inc.	344,354	8,264
Eaton Corp.	328,800	29,332
FreightCar America, Inc. (f)	151,247	7,526
Thermadyne Holdings Corp. (a)	64,900	937
Timken Co.	92,800	3,061
Watts Water Technologies, Inc. Class A (f)	906,136	36,699
		100,605
Marine - 0.6%
Golden Ocean Group Ltd. (f)	2,067,600	4,866
Navios Maritime Holdings, Inc.	2,135,100	18,682
OceanFreight, Inc. (g)	740,600	14,331
		37,879
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	246,400	21,570
Trading Companies & Distributors - 0.7%
H&E Equipment Services, Inc. (a)	12,900	305
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
UAP Holding Corp.	846,600	$ 23,425
United Rentals, Inc. (a)	655,600	21,963
		45,693
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	215,300	3,348
TOTAL INDUSTRIALS		733,735
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.4%
Alcatel-Lucent SA sponsored ADR	636,273	8,431
Motorola, Inc.	1,155,400	20,023
		28,454
Computers & Peripherals - 1.8%
EMC Corp. (a)	3,501,700	53,156
Seagate Technology	2,539,700	56,254
Sun Microsystems, Inc. (a)	1,260,600	6,580
		115,990
Electronic Equipment & Instruments - 2.8%
Cogent, Inc. (a)	1,284,304	18,032
DDi Corp. (a)	295,899	1,967
Flextronics International Ltd. (a)	9,377,100	104,555
Merix Corp. (a)(g)	1,545,123	11,527
Solectron Corp. (a)	3,673,600	12,307
TTM Technologies, Inc. (a)	346,314	3,179
Viasystems Group, Inc. (a)	775,300	6,978
Viasystems Group, Inc. (a)(i)	625,780	5,632
Vishay Intertechnology, Inc. (a)	1,248,400	20,786
		184,963
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	5,314
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	65,100	3,900
CACI International, Inc. Class A (a)	348,000	15,914
Global Cash Access Holdings, Inc. (a)	1,835,000	28,754
Hewitt Associates, Inc. Class A (a)	147,000	4,373
		52,941
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)(f)	8,842,500	$ 122,203
AMIS Holdings, Inc. (a)(g)	4,524,524	52,484
Amkor Technology, Inc. (a)(f)(g)	12,599,836	176,272
Atmel Corp. (a)	21,447,700	114,102
Cypress Semiconductor Corp. (a)	1,151,200	26,270
Fairchild Semiconductor International, Inc. (a)	200,000	3,520
ON Semiconductor Corp. (a)(f)(g)	17,876,600	191,458
Skyworks Solutions, Inc. (a)	1,112,647	7,666
Texas Instruments, Inc.	262,700	9,029
		703,004
Software - 1.3%
Autodesk, Inc. (a)	756,300	31,213
Sybase, Inc. (a)	396,100	9,582
Symantec Corp. (a)(f)	2,549,400	44,869
		85,664
TOTAL INFORMATION TECHNOLOGY		1,176,330
MATERIALS - 10.4%
Chemicals - 3.5%
Albemarle Corp.	436,000	18,508
Arch Chemicals, Inc.	648,542	19,599
Celanese Corp. Class A	4,043,100	134,110
Georgia Gulf Corp. (f)	609,840	9,739
H.B. Fuller Co.	640,100	16,367
Methanex Corp.	214,900	5,121
Monsanto Co.	469,600	27,702
Pliant Corp. (a)	567	0
Texas Petrochemicals, Inc. (a)	11,700	333
		231,479
Containers & Packaging - 1.2%
Owens-Illinois, Inc.	568,900	17,118
Packaging Corp. of America	179,700	4,449
Sealed Air Corp.	313,800	10,324
Smurfit-Stone Container Corp.	3,726,482	44,904
		76,795
Metals & Mining - 3.6%
Chaparral Steel Co.	107,600	7,586
Freeport-McMoRan Copper & Gold, Inc. Class B	2,370,850	159,226
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ormet Corp. (a)(i)	1,075,000	$ 20,742
Reliance Steel & Aluminum Co.	498,683	29,622
United States Steel Corp.	160,000	16,246
		233,422
Paper & Forest Products - 2.1%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	184,500	10,146
Domtar Corp. (a)	691,300	6,740
International Paper Co. (f)	1,209,800	45,634
Neenah Paper, Inc.	518,300	19,799
Weyerhaeuser Co.	694,300	55,002
		137,321
TOTAL MATERIALS		679,017
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
General Communications, Inc. Class A (a)	907,800	12,918
Level 3 Communications, Inc. (a)	1,000,000	5,560
McLeodUSA, Inc.	1,701,867	12,764
Qwest Communications International, Inc. (a)	3,203,500	28,447
XO Holdings, Inc. (a)	926,500	4,771
		64,460
UTILITIES - 4.5%
Electric Utilities - 0.2%
Allegheny Energy, Inc. (a)	269,300	14,397
Gas Utilities - 0.2%
ONEOK, Inc.	317,600	15,375
Independent Power Producers & Energy Traders - 2.7%
AES Corp. (a)	5,606,140	123,279
Dynegy, Inc. (a)	1,987,000	18,698
Mirant Corp. (a)	714,500	32,060
		174,037
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
Aquila, Inc.	911,800	$ 3,766
CMS Energy Corp.	4,552,600	84,314
		88,080
TOTAL UTILITIES		291,889
TOTAL COMMON STOCKS (Cost $4,360,863)		6,156,990
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EXCO Resources, Inc. Series A1:
11.00% (a)(i)	2,173	21,730
7.00% (a)(i)	527	5,270
		27,000
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	5,008	1,753
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	84	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,753
TOTAL PREFERRED STOCKS (Cost $29,411)		28,753
Corporate Bonds - 0.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 15,495	$ 15,495
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	24,470	16,762
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc.:
8% 12/15/07 (d)(h)	7,345	3,746
8.3% 12/15/29 (d)	13,760	7,224
Northwest Airlines, Inc. 9.875% 3/15/49 (d)	7,000	5,495
		16,465
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. 13% 7/15/10	703	457
TOTAL NONCONVERTIBLE BONDS		33,684
TOTAL CORPORATE BONDS (Cost $50,998)		49,179
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	316,786,734	316,787
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	277,945,412	277,945
TOTAL MONEY MARKET FUNDS (Cost $594,732)		594,732
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $8,101)	$ 8,102	8,101
Equity Funds - 0.5%
	Shares	Value (000s)
Other - 0.5%
Delta Air Lines ALPA Claim (a) (Cost $31,469)	57,870,000	$ 30,092
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $5,075,574)		6,867,847
NET OTHER ASSETS - (4.9)%		(323,773)
NET ASSETS - 100%		$ 6,544,074
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,508,000 or 0.3% of net assets.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,869,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 11.00%	3/28/07	$ 21,730
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 5,270
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 15,649
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Viasystems Group, Inc.	2/13/04	$ 12,594
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,101,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 1,237
Barclays Capital, Inc.	2,760
Fortis Securities LLC	1,769
Lehman Brothers, Inc.	2,335
$ 8,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,197
Fidelity Securities Lending Cash Central Fund	1,901
Total	$ 7,098
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alpha Natural Resources, Inc.	$ 50,922	$ 11,682	$ -	$ -	$ 66,532
AMIS Holdings, Inc.	17,614	28,288	1,194	-	52,484
Amkor Technology, Inc.	77,867	-	-	-	176,272
Capital Crossing Bank	6,897	-	7,764	-	-
Cenveo, Inc.	56,139	9,769	-	-	88,451
Forest Oil Corp.	120,974	2,688	-	-	130,282
Friendly Ice Cream Corp.	3,260	-	-	-	6,330
General Maritime Corp.	117,946	-	-	55,204	104,202
Interstate Bakeries Corp.	-	8,726	-	-	10,628
Merix Corp.	16,239	-	-	-	11,527
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc. Class A	$ 2,093	$ 1,936	$ -	$ -	$ 11,239
OceanFreight, Inc.	-	14,245	-	-	14,331
OMI Corp.	112,526	-	-	2,117	148,283
ON Semiconductor Corp.	112,444	-	-	-	191,458
Service Corp. International	117,896	2,018	-	1,348	193,263
Universal Compression Holdings, Inc.	82,523	47,587	-	-	135,437
Total	$ 895,340	$ 126,939	$ 8,958	$ 58,669	$ 1,340,719
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,115,101,000. Net unrealized appreciation aggregated $1,752,746,000, of which $1,923,618,000 related to appreciated investment securities and $170,872,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® OTC Portfolio

April 30, 2007

1.800345.103

OTC-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants, Inc. (a)	1,033,805	$ 21,286
Burger King Holdings, Inc.	500,000	11,735
Carrols Restaurant Group, Inc. (d)	990,275	14,874
Indian Hotels Co. Ltd.	1,290,000	4,461
Morgans Hotel Group Co. (a)	1,203,100	26,649
Starbucks Corp. (a)	1,965,300	60,964
Texas Roadhouse, Inc. Class A (a)(d)	1,397,410	20,430
		160,399
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	500,000	30,665
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,104,500	19,837
Media - 1.7%
Charter Communications, Inc. Class A (a)	3,656,700	11,043
Comcast Corp. Class A (a)	3,176,500	84,685
EchoStar Communications Corp. Class A (a)	181,700	8,455
National CineMedia, Inc.	406,000	10,674
New Frontier Media, Inc.	1,000,000	8,750
TiVo, Inc. (a)(d)	3,854,075	24,705
		148,312
Multiline Retail - 1.1%
Sears Holdings Corp. (a)	515,000	98,319
Specialty Retail - 1.7%
Coldwater Creek, Inc. (a)	97,200	2,012
Gamestop Corp. Class A (a)	1,786,100	59,245
OfficeMax, Inc.	511,600	25,181
Staples, Inc.	663,500	16,455
Urban Outfitters, Inc. (a)	1,613,100	41,553
		144,446
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)(e)	675,500	51,156
G-III Apparel Group Ltd. (a)	661,055	11,674
Iconix Brand Group, Inc. (a)	485,800	9,779
Provogue (India) Ltd.	400,000	3,992
Provogue (India) Ltd. (g)	700,000	6,597
Under Armour, Inc. Class A (sub. vtg.) (a)	240,000	12,120
		95,318
TOTAL CONSUMER DISCRETIONARY		697,296
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.4%
CVS Corp.	121,200	$ 4,392
Rite Aid Corp.	2,477,400	15,211
Winn-Dixie Stores, Inc. (a)(d)	1,152,500	19,996
		39,599
Food Products - 0.5%
Cermaq ASA	538,500	9,504
Marine Harvest ASA (a)	14,786,000	16,006
Nestle SA sponsored ADR	154,300	15,330
		40,840
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	100,000	1,432
Personal Products - 0.2%
Bare Escentuals, Inc.	243,700	9,853
Physicians Formula Holdings, Inc.	235,241	4,945
		14,798
TOTAL CONSUMER STAPLES		96,669
ENERGY - 2.2%
Energy Equipment & Services - 0.3%
North American Energy Partners, Inc. (a)	254,800	5,388
Trico Marine Services, Inc. (a)(d)	165,000	6,387
Weatherford International Ltd. (a)	346,600	18,193
		29,968
Oil, Gas & Consumable Fuels - 1.9%
Chesapeake Energy Corp.	194,900	6,578
CONSOL Energy, Inc.	322,200	13,491
Copano Energy LLC	97,000	3,789
International Coal Group, Inc. (a)	1,242,900	6,948
James River Coal Co. (a)(d)	466,400	4,226
Massey Energy Co.	610,600	16,443
Peabody Energy Corp.	336,000	16,121
Petronet LNG Ltd. (a)	3,440,000	3,792
Valero Energy Corp.	1,313,500	92,247
		163,635
TOTAL ENERGY		193,603
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 2.5%
Capital Markets - 1.3%
Charles Schwab Corp.	3,504,700	$ 67,010
Fortress Investment Group LLC	628,300	18,227
MarketAxess Holdings, Inc. (a)	348,698	5,712
T. Rowe Price Group, Inc.	444,600	22,088
		113,037
Commercial Banks - 1.1%
Commerce Bancorp, Inc.	1,409,900	47,147
East West Bancorp, Inc.	212,350	8,464
First Community Bancorp, California	76,300	4,186
SVB Financial Group (a)	427,900	21,917
UCBH Holdings, Inc.	706,800	12,694
		94,408
Insurance - 0.1%
Universal American Financial Corp. (a)	580,700	10,778
Thrifts & Mortgage Finance - 0.0%
BankUnited Financial Corp. Class A	178,700	3,869
TOTAL FINANCIALS		222,092
HEALTH CARE - 14.2%
Biotechnology - 10.3%
Acadia Pharmaceuticals, Inc. (a)	244,600	3,341
Alexion Pharmaceuticals, Inc. (a)	217,880	9,120
Alkermes, Inc. (a)	1,547,741	25,429
Alnylam Pharmaceuticals, Inc. (a)	107,755	2,023
Amgen, Inc. (a)	3,279,500	210,347
Amylin Pharmaceuticals, Inc. (a)	1,251,300	51,716
Biogen Idec, Inc. (a)	2,640,200	124,644
Celgene Corp. (a)	3,086,692	188,782
Cephalon, Inc. (a)	678,700	54,031
Cougar Biotechnology, Inc. (a)	203,500	4,324
CytRx Corp. (a)	883,957	3,651
CytRx Corp. (a)(g)	540,510	2,009
Gilead Sciences, Inc. (a)	1,567,100	128,063
GTx, Inc. (a)	264,100	5,153
Myriad Genetics, Inc. (a)	300,000	10,965
ONYX Pharmaceuticals, Inc. (a)(d)	428,700	11,472
Regeneron Pharmaceuticals, Inc. (a)	1,258,100	34,220
Seattle Genetics, Inc. (a)	377,200	3,587
Theravance, Inc. (a)	124,084	4,111
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)	4,044,000	$ 6,486
Vertex Pharmaceuticals, Inc. (a)	721,588	22,182
		905,656
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	355,800	8,062
Gen-Probe, Inc. (a)	500,500	25,581
Respironics, Inc. (a)	1,074,800	43,809
		77,452
Health Care Providers & Services - 0.6%
Bumrungrad Hospital PCL (For. Reg.)	3,597,300	4,965
Express Scripts, Inc. (a)	520,200	49,705
		54,670
Health Care Technology - 0.7%
Cerner Corp. (a)	520,400	27,706
Emdeon Corp. (a)	1,859,750	30,016
iCAD, Inc. (a)	500,000	1,555
		59,277
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc. (a)	787,341	20,683
Exelixis, Inc. (a)	321,000	3,448
Illumina, Inc. (a)(d)	976,046	31,848
Illumina, Inc.:
warrants 11/22/10 (a)(g)	354,776	2,062
warrants 1/19/11 (a)(g)	452,917	2,665
Medivation, Inc. (a)(d)	578,600	11,341
		72,047
Pharmaceuticals - 0.9%
BioMimetic Therapeutics, Inc.	142,600	2,672
Collagenex Pharmaceuticals, Inc. (a)	50,000	686
Elan Corp. PLC sponsored ADR (a)	1,927,100	26,748
Sepracor, Inc. (a)	677,100	36,347
Teva Pharmaceutical Industries Ltd. sponsored ADR	199,300	7,635
		74,088
TOTAL HEALTH CARE		1,243,190
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
AeroVironment, Inc.	50,525	$ 1,081
Ladish Co., Inc. (a)	250,000	10,165
		11,246
Airlines - 0.4%
JetBlue Airways Corp. (a)(d)	3,715,775	36,823
Commercial Services & Supplies - 0.0%
CoStar Group, Inc. (a)	1,796	88
Construction & Engineering - 0.2%
Washington Group International, Inc. (a)	235,700	15,773
Electrical Equipment - 0.1%
Crompton Greaves Ltd.	1,010,000	5,425
Neo-Neon Holdings Ltd.	3,710,000	6,166
		11,591
Industrial Conglomerates - 0.1%
Siemens India Ltd.	170,000	4,875
Machinery - 0.3%
Bucyrus International, Inc. Class A	108,600	6,814
TurboChef Technologies, Inc. (a)(d)	1,448,094	19,723
		26,537
Marine - 0.1%
American Commercial Lines, Inc. (a)	176,100	5,190
Road & Rail - 0.3%
Landstar System, Inc.	587,922	28,403
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	700,000	19,369
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	264,000	4,105
TOTAL INDUSTRIALS		164,000
INFORMATION TECHNOLOGY - 66.5%
Communications Equipment - 11.7%
Andrew Corp. (a)	1,654,300	18,065
Avocent Corp. (a)	131,800	3,692
Balda AG	1,147,479	16,441
Ciena Corp. (a)	335,000	9,769
Cisco Systems, Inc. (a)	10,165,700	271,831
Corning, Inc. (a)	380,600	9,028
Harris Corp.	253,600	13,022
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	8,887,487	$ 198,724
NETGEAR, Inc. (a)	579,000	19,460
Opnext, Inc.	325,000	4,362
Powerwave Technologies, Inc. (a)(d)	3,221,400	20,069
QUALCOMM, Inc.	5,724,200	250,720
Research In Motion Ltd. (a)	1,212,022	159,478
Riverbed Technology, Inc. (d)	316,400	10,096
Sonus Networks, Inc. (a)	3,072,000	23,747
		1,028,504
Computers & Peripherals - 13.1%
Apple, Inc. (a)	3,858,500	385,078
Dell, Inc. (a)	8,275,900	208,635
EMC Corp. (a)	3,313,100	50,293
Hewlett-Packard Co.	2,167,800	91,351
Network Appliance, Inc. (a)	3,050,671	113,515
Palm, Inc. (a)(d)(e)	5,609,159	94,683
SanDisk Corp. (a)(d)	3,489,402	151,615
Sun Microsystems, Inc. (a)	9,362,600	48,873
Wistron Corp.	1,156,000	1,728
		1,145,771
Electronic Equipment & Instruments - 1.6%
AU Optronics Corp. sponsored ADR (d)	1,614,700	25,690
Chi Mei Optoelectronics Corp.	1,676,000	1,889
Chi Mei Optoelectronics Corp. GDR (f)	160,900	1,826
China Security & Surveillance Tech, Inc. (a)	490,700	7,846
Cogent, Inc. (a)	600,000	8,424
Gold Circuit Electronics Ltd.	5,301,000	4,081
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,620,450	44,016
Jabil Circuit, Inc.	730,519	17,021
Mellanox Technologies Ltd.	391,900	6,502
Motech Industries, Inc.	601,000	7,459
Sunpower Corp. Class A (a)(d)	307,200	18,641
		143,395
Internet Software & Services - 11.3%
Akamai Technologies, Inc. (a)	1,262,375	55,645
CNET Networks, Inc. (a)(d)	1,160,100	9,780
CyberSource Corp. (a)	1,448,088	18,405
DivX, Inc.	283,900	5,723
eBay, Inc. (a)	2,634,187	89,404
Equinix, Inc. (a)(d)	556,500	46,451
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	1,355,100	$ 638,769
Internet Capital Group, Inc. (a)	1,070,196	12,810
LivePerson, Inc. (a)	1,230,538	8,614
LoopNet, Inc.	611,100	11,201
SAVVIS, Inc. (a)	684,500	35,300
Terremark Worldwide, Inc. (a)	500,000	4,150
United Internet AG	580,000	10,788
Yahoo!, Inc. (a)	1,446,716	40,566
		987,606
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	1,357,375	121,349
ExlService Holdings, Inc.	20,532	427
Infosys Technologies Ltd. sponsored ADR (d)	1,084,200	56,758
Sapient Corp. (a)	2,982,000	21,560
		200,094
Semiconductors & Semiconductor Equipment - 11.1%
Altera Corp.	1,522,000	34,306
Applied Materials, Inc.	2,802,000	53,854
Atheros Communications, Inc. (a)	441,325	11,823
Atmel Corp. (a)	4,018,400	21,378
Broadcom Corp. Class A (a)	3,885,309	126,467
Cypress Semiconductor Corp. (a)	1,385,150	31,609
Diodes, Inc. (a)	590,900	21,816
FormFactor, Inc. (a)	696,400	28,754
Himax Technologies, Inc. sponsored ADR	1,433,700	8,416
Hittite Microwave Corp. (a)	125,000	5,648
Infineon Technologies AG sponsored ADR (a)	1,116,800	17,344
Integrated Device Technology, Inc. (a)	1,120,800	16,790
Intel Corp.	7,414,800	159,418
KLA-Tencor Corp.	452,700	25,147
Marvell Technology Group Ltd. (a)	8,640,106	139,365
Maxim Integrated Products, Inc.	2,557,300	81,118
MEMC Electronic Materials, Inc. (a)	731,900	40,167
Micrel, Inc.	2,967,597	37,243
Micron Technology, Inc. (a)	756,600	8,678
Microsemi Corp. (a)(d)	1,030,400	23,813
PMC-Sierra, Inc. (a)	1,970,396	15,231
Qimonda AG Sponsored ADR	605,800	8,905
Renewable Energy Corp. AS	271,100	7,838
Richtek Technology Corp.	471,000	4,892
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Image, Inc. (a)	2,339,100	$ 20,491
Supertex, Inc. (a)	223,800	7,329
Volterra Semiconductor Corp. (a)(d)	673,378	10,646
		968,486
Software - 15.4%
Activision, Inc. (a)	100,000	2,000
Adobe Systems, Inc. (a)	1,573,656	65,401
Blackboard, Inc. (a)	100,000	3,431
Business Objects SA sponsored ADR (a)(d)	2,194,700	82,323
Cadence Design Systems, Inc. (a)	991,100	22,002
Callidus Software, Inc. (a)	1,000,000	8,370
Cognos, Inc. (a)	420,400	18,123
Comverge, Inc.	260,300	5,583
Electronic Arts, Inc. (a)	2,011,300	101,390
Microsoft Corp.	7,484,000	224,071
Nintendo Co. Ltd.	1,765,900	551,689
Nintendo Co. Ltd. ADR	73,200	2,932
Opsware, Inc. (a)(d)	1,758,261	14,119
Oracle Corp. (a)	1,860,000	34,968
Quest Software, Inc. (a)	1,850,321	31,474
Red Hat, Inc. (a)	3,762,910	79,548
Salesforce.com, Inc. (a)	518,700	21,785
Take-Two Interactive Software, Inc. (a)(d)	2,925,720	56,086
THQ, Inc. (a)	513,000	17,119
Ubisoft Entertainment SA (a)	207,600	10,340
		1,352,754
TOTAL INFORMATION TECHNOLOGY		5,826,610
MATERIALS - 1.0%
Chemicals - 0.3%
Monsanto Co.	472,000	27,843
Metals & Mining - 0.7%
Blue Pearl Mining Ltd. (a)	280,200	4,544
Century Aluminum Co. (a)	315,300	14,917
Chaparral Steel Co.	120,100	8,467
Olympic Steel, Inc.	218,400	7,268
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	243,900	$ 10,807
Titanium Metals Corp.	431,200	14,889
		60,892
TOTAL MATERIALS		88,735
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)	1,654,799	42,131
Level 3 Communications, Inc. (a)	6,808,200	37,854
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,200,000	24,600
		104,585
Wireless Telecommunication Services - 1.0%
NII Holdings, Inc. (a)	1,044,800	80,188
SBA Communications Corp. Class A (a)	274,000	8,061
		88,249
TOTAL TELECOMMUNICATION SERVICES		192,834
UTILITIES - 0.2%
Electric Utilities - 0.0%
Reliant Energy, Inc. (a)	212,100	4,723
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	552,000	5,194
Mirant Corp. (a)	197,400	8,857
NRG Energy, Inc.	36,400	2,874
		16,925
TOTAL UTILITIES		21,648
TOTAL COMMON STOCKS (Cost $7,632,781)		8,746,677
Money Market Funds - 2.4%

Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c) (Cost $209,989)	209,988,633	209,989
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $6,833)	$ 6,834	$ 6,833
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $7,849,603)		8,963,499
NET OTHER ASSETS - (2.3)%		(203,752)
NET ASSETS - 100%		$ 8,759,747
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,826,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,333,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CytRx Corp.	4/18/07	$ 2,324
Illumina, Inc. warrants 11/22/10	11/21/05	$ 0
Illumina, Inc. warrants 1/19/11	1/18/06	$ 0
Provogue (India) Ltd.	2/21/07	$ 7,157
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,833,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 1,044
Barclays Capital, Inc.	2,327
Fortis Securities LLC	1,492
Lehman Brothers, Inc.	1,970
$ 6,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,586
Fidelity Securities Lending Cash Central Fund	1,540
Total	$ 3,126
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deckers Outdoor Corp.	$ 28,803	$ -	$ -	$ -	$ 51,156
Palm, Inc.	-	108,126	19,385	-	94,683
Red Robin Gourmet Burgers, Inc.	53,592	-	46,854	-	-
Total	$ 82,395	$ 108,126	$ 66,239	$ 0	$ 145,839
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,882,197,000. Net unrealized appreciation aggregated $1,081,302,000, of which $1,468,120,000 related to appreciated investment securities and $386,818,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2007

1.800347.103

REI-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 19.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Red Lion Hotels Corp. (a)	89,500	$ 1,141,125
Starwood Hotels & Resorts Worldwide, Inc.	59,100	3,960,882
		5,102,007
FINANCIALS - 18.3%
Real Estate Investment Trusts - 18.1%
Acadia Realty Trust (SBI)	106,400	2,860,032
Alexandria Real Estate Equities, Inc.	44,300	4,689,155
AMB Property Corp. (SBI)	24,800	1,510,568
American Financial Realty Trust (SBI)	282,000	2,989,200
Annaly Capital Management, Inc.	515,600	8,203,196
Anworth Mortgage Asset Corp.	419,300	4,025,280
Archstone-Smith Trust	50,600	2,636,766
AvalonBay Communities, Inc.	20,100	2,457,426
BioMed Realty Trust, Inc.	7,200	206,712
Boston Properties, Inc.	16,800	1,975,008
Capital Lease Funding, Inc.	244,900	2,735,533
CBRE Realty Finance, Inc.	209,100	2,707,845
Cogdell Spencer, Inc.	25,700	531,733
Corporate Office Properties Trust (SBI)	39,400	1,856,134
Cousins Properties, Inc.	24,900	835,893
Cypress Sharpridge Investments, Inc. (d)	235,000	2,408,750
DCT Industrial Trust, Inc.	298,000	3,346,540
Developers Diversified Realty Corp.	84,400	5,494,440
DiamondRock Hospitality Co.	14,800	270,692
Duke Realty LP	29,900	1,288,989
EastGroup Properties, Inc.	1,000	50,110
Education Realty Trust, Inc.	37,500	534,000
Equity Lifestyle Properties, Inc.	61,930	3,360,941
Equity Residential (SBI)	85,700	3,979,051
Fieldstone Investment Corp.	200,217	746,809
General Growth Properties, Inc.	96,140	6,138,539
GMH Communities Trust	86,000	863,440
Health Care Property Investors, Inc.	111,500	3,945,985
Health Care REIT, Inc.	9,000	407,160
Healthcare Realty Trust, Inc.	38,000	1,294,280
Hersha Hospitality Trust	60,000	712,800
HomeBanc Mortgage Corp., Georgia	153,700	430,360
Host Hotels & Resorts, Inc.	51,249	1,314,024
Inland Real Estate Corp.	221,800	4,034,542
Innkeepers USA Trust (SBI)	50,100	880,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kilroy Realty Corp.	10,500	$ 797,265
Kimco Realty Corp.	37,400	1,797,818
MFA Mortgage Investments, Inc.	422,400	3,083,520
National Retail Properties, Inc.	32,300	773,585
Nationwide Health Properties, Inc.	78,800	2,526,328
New York Mortgage Trust, Inc.	286,000	672,100
Newcastle Investment Corp.	104,200	3,043,682
Potlatch Corp.	29,600	1,284,344
ProLogis Trust	29,866	1,935,317
Quadra Realty Trust, Inc.	53,300	744,601
Regency Centers Corp.	13,200	1,087,680
Resource Capital Corp.	26,200	427,060
Simon Property Group, Inc.	18,404	2,121,613
Spirit Finance Corp.	229,200	3,298,188
Sunstone Hotel Investors, Inc.	16,000	456,320
UDR, Inc.	61,000	1,832,440
Ventas, Inc.	32,600	1,374,416
Vornado Realty Trust	32,700	3,879,201
Washington (REIT) (SBI)	43,000	1,627,980
		114,485,648
Real Estate Management & Development - 0.2%
Meruelo Maddux Properties, Inc.	65,000	527,150
The St. Joe Co.	12,000	679,560
		1,206,710
TOTAL FINANCIALS		115,692,358
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Capital Senior Living Corp. (a)	163,000	1,892,430
Emeritus Corp. (a)	26,900	886,355
Sun Healthcare Group, Inc. (a)	140,000	1,755,600
		4,534,385
TOTAL COMMON STOCKS (Cost $105,511,308)		125,328,750
Preferred Stocks - 21.4%
	Shares	Value
Convertible Preferred Stocks - 2.3%
FINANCIALS - 2.3%
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. Series B, 6.00%	20,000	$ 628,740
Crescent Real Estate Equities Co. Series A, 6.75%	17,700	398,781
Health Care REIT, Inc. 7.50%	88,500	2,876,250
HRPT Properties Trust 6.50%	80,000	2,070,640
Lexington Corporate Properties Trust Series C 6.50%	2,800	132,468
The Mills Corp.:
6.75% (d)	7,008	7,375,920
Series F, 6.75%	1,100	1,157,750
		14,640,549
Nonconvertible Preferred Stocks - 19.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800	123,024
FINANCIALS - 19.1%
Diversified Financial Services - 0.5%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	612,500
Red Lion Hotels Capital Trust 9.50%	87,750	2,330,640
		2,943,140
Real Estate Investment Trusts - 17.7%
Accredited Mortgage Loan Trust Series A, 9.75%	248,395	5,116,937
Alexandria Real Estate Equities, Inc. Series C, 8.375%	65,000	1,697,150
American Home Mortgage Investment Corp.:
Series A, 9.375%	120,300	2,954,568
Series B, 9.25%	124,100	3,009,425
Annaly Capital Management, Inc. Series A, 7.875%	169,800	4,278,960
Anthracite Capital, Inc. Series C, 9.375%	46,000	1,165,640
Anworth Mortgage Asset Corp. Series A, 8.625%	229,327	5,744,641
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,724,940
Series T, 8.00%	57,500	1,467,975
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000	2,551,000
Capital Lease Funding, Inc. Series A, 8.125%	2,000	50,740
CBL & Associates Properties, Inc. Series B, 8.75%	64,800	3,266,568
Cedar Shopping Centers, Inc. 8.875%	90,000	2,376,000
CenterPoint Properties Trust Series D, 5.377%	3,575	3,003,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	3,500	88,970
Cousins Properties, Inc. Series A, 7.75%	81,700	2,083,350
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Crescent Real Estate Equities Co. Series B, 9.50%	33,900	$ 851,907
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	20,000	514,000
Digital Realty Trust, Inc. Series A, 8.50%	120,000	3,109,200
Duke Realty LP (depositary shares) Series B, 7.99%	74,700	3,776,085
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	24,000	574,320
EastGroup Properties, Inc. Series D, 7.95%	103,900	2,624,514
Entertainment Properties Trust Series A 9.50%	20,000	504,400
Equity Inns, Inc. Series B, 8.75%	35,300	925,566
Glimcher Realty Trust Series F, 8.75%	32,000	825,600
Gramercy Capital Corp. 8.125%	20,000	510,000
Highwoods Properties, Inc.:
Series A, 8.625%	214	224,700
Series B, 8.00%	8,266	209,708
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	111,085	2,471,641
Hospitality Properties Trust:
Series B, 8.875%	17,975	459,441
Series C, 7.00%	55,000	1,358,500
Host Hotels & Resorts, Inc. Series E, 8.875%	50,000	1,357,000
HRPT Properties Trust Series B, 8.75%	41,200	1,039,888
Innkeepers USA Trust Series C, 8.00%	42,400	1,017,600
LaSalle Hotel Properties Series B, 8.375%	19,400	500,908
LBA Realty Fund II:
Series A, 8.75% (a)(d)	69,000	3,225,750
Series B, 7.625%	31,240	640,420
Lexington Corporate Properties Trust Series B, 8.05%	74,500	1,879,635
Lexington Realty Trust 7.55%	40,000	1,024,000
MFA Mortgage Investments, Inc. Series A, 8.50%	254,400	6,354,912
Mid-America Apartment Communities, Inc. Series H, 8.30%	27,800	719,742
Nationwide Health Properties, Inc. 7.677%	39,539	3,993,044
Newcastle Investment Corp.:
Series B, 9.75%	199,700	5,032,440
Series D, 8.375%	30,000	741,000
NorthStar Realty Finance Corp. Series A 8.75%	20,000	515,200
Omega Healthcare Investors, Inc. Series D, 8.375%	79,800	2,066,022
Prime Group Realty Trust Series B, 9.00%	60,000	1,101,600
ProLogis Trust Series C, 8.54%	6,478	370,866
RAIT Investment Trust:
Series A, 7.75%	24,200	583,946
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
RAIT Investment Trust: - continued
Series B, 8.375%	81,300	$ 2,040,630
Realty Income Corp. 8.25%	76,800	1,993,728
Saul Centers, Inc. 8.00%	113,300	2,884,618
Simon Property Group, Inc.:
Series G, 7.89%	29,600	1,502,200
Series J, 8.375%	9,100	641,550
Strategic Hotel & Resorts, Inc. 8.50% (d)	119,500	2,987,500
The Mills Corp.:
Series B, 9.00%	40,120	1,043,120
Series C, 9.00%	157,300	4,089,800
Series E, 8.75%	101,020	2,626,520
Series G, 7.875%	20,767	539,942
UDR, Inc. 8.60%	12,500	316,500
		112,349,527
Real Estate Management & Development - 0.4%
Affordable Residential Communties, Inc. Series A, 8.25%	97,600	2,415,600
Thrifts & Mortgage Finance - 0.5%
Fannie Mae 7.00%	20,000	1,060,000
MFH Financial Trust I 9.50% (a)(d)	22,660	2,338,512
		3,398,512
TOTAL FINANCIALS		121,106,779
TOTAL NONCONVERTIBLE PREFERRED STOCKS		121,229,803
TOTAL PREFERRED STOCKS (Cost $134,296,986)		135,870,352
Corporate Bonds - 33.6%
	Principal Amount (c)
Convertible Bonds - 2.3%
FINANCIALS - 2.3%
Real Estate Investment Trusts - 2.2%
American Financial Realty Trust 4.375% 7/15/24	$ 10,250,000	9,852,804
Biomed Realty LP 4.5% 10/1/26 (d)	1,000,000	987,500
Corporate Bonds - continued
	Principal Amount (c)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Portfolio LP 3.625% 11/1/25 (d)	$ 400,000	$ 516,560
Ventas, Inc. 3.875% 11/15/11 (d)	1,500,000	1,598,400
Washington (REIT) 3.875% 9/15/26	750,000	742,250
		13,697,514
Real Estate Management & Development - 0.1%
ERP Operating LP 3.85% 8/15/26	1,000,000	997,630
TOTAL FINANCIALS		14,695,144
Nonconvertible Bonds - 31.3%
CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP 9% 6/1/11 (e)	1,500,000	1,601,250
Host Marriott LP 7% 8/15/12	2,000,000	2,040,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,500,000	1,488,750
		5,130,000
Household Durables - 5.6%
Beazer Homes USA, Inc.:
8.125% 6/15/16	1,000,000	985,000
8.375% 4/15/12	1,000,000	990,000
D.R. Horton, Inc. 4.875% 1/15/10	1,000,000	973,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	420,000	409,500
6.25% 1/15/16	1,000,000	892,500
7.5% 5/15/16	1,000,000	957,500
7.75% 5/15/13	4,500,000	4,162,500
KB Home:
5.875% 1/15/15	2,000,000	1,840,000
6.25% 6/15/15	3,500,000	3,255,000
7.75% 2/1/10	1,500,000	1,500,000
Kimball Hill, Inc. 10.5% 12/15/12	5,225,000	5,094,375
M/I Homes, Inc. 6.875% 4/1/12	1,400,000	1,295,000
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,272,500
Standard Pacific Corp.:
6.5% 8/15/10	500,000	490,000
9.25% 4/15/12	2,000,000	1,950,000
Stanley-Martin Communities LLC 9.75% 8/15/15	4,620,000	4,158,000
Corporate Bonds - continued
	Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc.:
7.5% 3/15/11	$ 200,000	$ 149,000
8.25% 4/1/11 (d)	500,000	475,625
WCI Communities, Inc.:
7.875% 10/1/13	500,000	483,750
9.125% 5/1/12	2,250,000	2,233,125
		35,567,125
TOTAL CONSUMER DISCRETIONARY		40,697,125
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	1,425,527	1,539,570
FINANCIALS - 23.3%
Diversified Financial Services - 0.1%
Prime Property Funding, Inc. 5.7% 4/15/17 (d)	500,000	498,916
Real Estate Investment Trusts - 20.2%
AMB Property LP 3.5% 3/1/09	2,000,000	1,940,018
Archstone-Smith Trust 5% 8/15/07	1,020,000	1,018,967
Arden Realty LP:
5.2% 9/1/11	740,000	743,530
5.25% 3/1/15	400,000	398,305
7% 11/15/07	1,000,000	1,008,667
8.5% 11/15/10	1,000,000	1,111,273
AvalonBay Communities, Inc. 5.5% 1/15/12	1,000,000	1,009,408
Bay Apartment Communities, Inc. 6.625% 1/15/08	840,000	846,282
Brandywine Operating Partnership LP 4.5% 11/1/09	1,000,000	981,739
BRE Properties, Inc. 5.75% 9/1/09	1,800,000	1,814,805
Camden Property Trust:
4.375% 1/15/10	2,370,000	2,324,176
4.7% 7/15/09	500,000	495,317
Colonial Properties Trust 7% 7/14/07	3,450,000	3,460,429
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	100,000	102,016
6.25% 6/15/14	500,000	514,755
Crescent Real Estate Equities LP 7.5% 9/15/07 (e)	1,500,000	1,503,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		$ 2,500,000	$ 2,550,000
Developers Diversified Realty Corp.:
5% 5/3/10		1,000,000	993,163
6.625% 1/15/08		550,000	554,394
7.5% 7/15/18		200,000	227,749
Duke Realty LP:
5.25% 1/15/10		200,000	200,063
6.8% 2/12/09		1,500,000	1,541,370
Federal Realty Investment Trust 6.125% 11/15/07		1,200,000	1,203,296
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	502,266
6% 1/30/17		1,000,000	1,003,513
6.3% 9/15/16		4,500,000	4,622,769
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,015,298
6.2% 6/1/16		1,500,000	1,529,663
7.5% 8/15/07		450,000	452,103
8% 9/12/12		2,450,000	2,711,275
Healthcare Realty Trust, Inc. 8.125% 5/1/11		1,790,000	1,945,861
Heritage Property Investment Trust, Inc. 4.5% 10/15/09		1,500,000	1,472,855
Highwoods/Forsyth LP:
5.85% 3/15/17 (d)		1,000,000	993,750
7.125% 2/1/08		950,000	961,066
HMB Capital Trust V 8.99% 12/15/36 (d)(e)		2,530,000	2,390,850
Hospitality Properties Trust:
5.625% 3/15/17 (d)		915,000	900,236
6.75% 2/15/13		610,000	642,461
Host Hotels & Resorts LP 6.875% 11/1/14		1,000,000	1,026,250
HRPT Properties Trust:
5.95% 3/16/11 (e)		1,575,000	1,575,279
6.5% 1/15/13		200,000	209,155
iStar Financial, Inc.:
5.125% 4/1/11		1,000,000	984,370
5.6949% 9/15/09 (e)		1,000,000	1,001,168
5.9% 3/16/09 (e)		500,000	503,067
6.5% 12/15/13		1,000,000	1,022,500
7% 3/15/08		1,800,000	1,824,750
Kimco Realty Corp. 6.875% 2/10/09		1,000,000	1,026,301
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP 7.25% 8/15/07		$ 1,500,000	$ 1,503,722
Mack-Cali Realty LP 7.25% 3/15/09		180,000	186,129
Nationwide Health Properties, Inc.:
6% 5/20/15		1,000,000	998,071
6.5% 7/15/11		1,500,000	1,547,933
8.25% 7/1/12		1,300,000	1,417,101
New Plan Excel Realty Trust 7.35% 6/15/07		1,750,000	1,751,923
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	4,024,588
ProLogis Trust 7.1% 4/15/08		775,000	782,368
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000	2,709,213
Rouse Co.:
5.375% 11/26/13		2,000,000	1,885,294
7.2% 9/15/12		3,220,000	3,362,382
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		500,000	506,250
Security Capital Industrial Trust 7.95% 5/15/08		64,000	64,584
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	372,750
8.625% 1/15/12		6,050,000	6,655,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	1,024,671
7.75% 2/22/11		500,000	537,800
Simon Property Group LP:
5% 3/1/12		1,000,000	991,485
5.375% 8/28/08		550,000	549,305
Simon Property Group, Inc. 3.75% 1/30/09		500,000	488,505
Tanger Properties LP 9.125% 2/15/08		300,000	312,186
Thornburg Mortgage, Inc. 8% 5/15/13		6,995,000	6,925,050
Trustreet Properties, Inc. 7.5% 4/1/15		3,500,000	3,815,000
UDR, Inc. 5.5% 4/1/14		500,000	498,166
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,250,000	2,248,742
5% 1/15/12		1,000,000	985,987
5.13% 1/15/14		500,000	492,315
6.05% 6/1/13		2,500,000	2,551,075
6.5% 6/15/09		325,000	334,504
Ventas Realty LP:
6.5% 6/1/16		2,730,000	2,757,300
6.625% 10/15/14		3,920,000	3,959,200
6.75% 6/1/10		2,100,000	2,142,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP: - continued
6.75% 4/1/17		$ 2,000,000	$ 2,035,000
8.75% 5/1/09		800,000	846,000
9% 5/1/12		5,511,000	6,186,098
Vornado Realty LP 4.5% 8/15/09		1,000,000	980,773
Vornado Realty Trust 5.625% 6/15/07		2,700,000	2,699,317
			127,988,065
Real Estate Management & Development - 2.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,000,000	983,750
8.125% 6/1/12		3,190,000	3,253,800
Colonial Realty LP 6.05% 9/1/16		1,000,000	1,022,955
ERP Operating LP 5.2% 4/1/13		1,000,000	994,971
First Industrial LP:
5.25% 6/15/09		1,000,000	996,534
7.375% 3/15/11		2,100,000	2,247,368
7.6% 5/15/07		1,000,000	1,000,703
Post Apartment Homes LP:
5.125% 10/12/11		1,500,000	1,477,166
7.7% 12/20/10		2,500,000	2,690,115
Price Development Co. LP 7.29% 3/11/08		550,000	553,438
			15,220,800
Thrifts & Mortgage Finance - 0.6%
Wrightwood Capital LLC 9% 6/1/14 (h)		4,000,000	3,980,000
TOTAL FINANCIALS			147,687,781
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Sun Healthcare Group, Inc. 9.125% 4/15/15 (d)		2,150,000	2,230,625
Tenet Healthcare Corp. 7.375% 2/1/13		4,000,000	3,755,000
			5,985,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. 7.125% 10/15/12		$ 2,500,000	$ 2,587,500
TOTAL NONCONVERTIBLE BONDS			198,497,601
TOTAL CORPORATE BONDS (Cost $211,239,557)			213,192,745
Asset-Backed Securities - 4.0%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		3,000,000	3,012,539
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.82% 10/25/34 (d)(e)		2,000,000	1,947,893
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 6.82% 3/20/50 (d)(e)		2,250,000	2,266,650
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (d)(e)		750,000	729,202
Conseco Finance Securitizations Corp.:
Series 2000-4 Class A4, 7.73% 4/1/31		11,058	11,060
Series 2002-2 Class M2, 9.163% 3/1/33		500,000	367,865
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		500,000	526,300
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		850,000	883,065
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (d)		2,000,000	2,000,310
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.735% 11/28/39 (d)(e)		550,000	545,820
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.355% 7/25/35 (d)(e)		2,000,000	2,002,400
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,519,952
GSAMP Trust Series 2005-HE3 Class B3, 7.82% 6/25/35 (e)		1,259,000	1,033,929
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.87% 8/26/30 (d)(e)		735,000	735,588
Class E, 7.32% 8/26/30 (d)(e)		1,420,000	1,423,124
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		$ 1,923,000	$ 1,682,625
Park Place Securities NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (d)		56,975	54,127
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 7.82% 2/25/35 (d)(e)		1,500,000	1,210,380
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (d)(e)		3,000,000	2,797,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.31% 11/21/40 (d)(e)		250,000	250,275
TOTAL ASSET-BACKED SECURITIES (Cost $25,591,991)			25,000,604
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 3.1%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (d)		193,312	177,574
Series 2002-R2 Class 2B3, 6.0887% 7/25/33 (d)(e)		263,535	171,672
Series 2003-40 Class B3, 4.5% 10/25/18 (d)		245,133	215,854
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		573,664	335,043
Series 2003-R3:
Class B2, 5.5% 11/25/33		1,811,084	1,237,984
Class B3, 5.5% 11/25/33 (d)		542,297	262,479
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		600,264	191,868
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (d)(e)		1,785,000	1,757,249
Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,512,000	1,556,120
Class G, 6.971% 3/8/10 (d)		1,720,000	1,747,681
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (d)(e)		994,377	994,377
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 17.27% 7/10/35 (d)(e)		930,096	995,202
Series 2004-C Class B5, 6.67% 9/10/36 (d)(e)		385,035	389,178
Series 2005-A Class B6, 7.32% 3/10/37 (d)(e)		1,938,309	1,938,309
Series 2005-B Class B6, 6.92% 6/10/37 (d)(e)		964,201	976,253
Series 2005-D Class B6, 7.57% 12/15/37 (d)(e)		486,926	488,143
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		78,833	76,873
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (d)		163,509	159,789
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 11.82% 12/10/35 (d)(e)		$ 702,876	$ 736,263
Series 2004-A Class B7, 9.57% 2/10/36 (d)(e)		666,931	686,939
Series 2004-B Class B7, 9.32% 2/10/36 (d)(e)		801,434	813,455
Series 2005-C Class B7, 8.42% 9/10/37 (d)(e)		1,955,458	1,955,458
Series 2006-B Class B7, 9.17% 7/15/38 (d)(e)		994,377	994,377
Series 2007-A Class BB, 8.67% 2/15/39 (d)(e)		798,151	794,160
TOTAL PRIVATE SPONSOR			19,652,300
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (h)		269,148	208,318
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 5.972% 2/25/42 (d)(e)		162,271	109,614
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (h)		324,699	210,439
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 6.0384% 6/25/43 (e)		188,871	116,983
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 6.2032% 10/25/42 (d)(e)		81,290	51,199
TOTAL U.S. GOVERNMENT AGENCY			696,553
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,362,134)			20,348,853
Commercial Mortgage Securities - 7.5%

Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		515,000	558,640
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (d)		504,021	537,742
Class BWG, 8.155% 10/11/37 (d)		488,482	534,471
Class BWH, 9.073% 10/11/37 (d)		256,380	290,738
Class BWJ, 9.99% 10/11/37 (d)		421,474	493,931
Class BWK, 10.676% 10/11/37 (d)		331,158	397,398
Class BWL, 10.1596% 10/11/37 (d)		558,404	652,304
Banc of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 7.12% 7/14/08 (d)(e)		3,000,000	3,000,324
Series 2005-MIB1 Class K, 7.32% 3/15/22 (d)(e)		700,000	700,336
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		$ 2,000,000	$ 2,165,900
Series 2004-TF2A Class AX, 0% 11/15/19 (d)(e)(g)		4,742,624	12,805
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		1,000,000	1,133,477
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.7188% 4/29/39 (d)(e)		2,086,114	2,116,917
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		1,015,000	1,028,243
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class F, 6.75% 4/15/29 (e)		2,767,000	2,887,624
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		1,500,000	1,485,703
Series 2000-C1 Class K, 7% 3/15/33 (d)		1,100,000	1,016,813
Series 2003-J10 Class B2, 6.75% 4/15/29 (e)		1,000,000	1,008,516
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000	2,180,391
Series 1999-C7 Class F, 6% 10/15/35 (d)		350,000	353,309
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,385,000	1,372,881
Class H, 6% 7/15/31 (d)		2,638,000	2,471,067
Series 2000-C9 Class G, 6.25% 10/15/32 (d)		2,425,000	2,465,175
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		2,895,000	2,841,616
Class X, 1.6918% 10/15/32 (d)(e)(g)		19,664,523	426,327
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	558,555
Class G, 4.384% 7/12/15	CAD	355,000	270,268
Class H, 4.384% 7/12/15	CAD	236,000	158,423
Class J, 4.384% 7/12/15	CAD	355,000	220,245
Class K, 4.384% 7/12/15	CAD	355,000	206,989
Class L, 4.384% 7/12/15	CAD	236,000	129,434
Class M, 4.384% 7/12/15	CAD	995,000	367,795
Merrill Lynch Mortgage Investors, Inc.:
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		3,359,000	3,055,649
Series 2001-HRPA Class G, 6.778% 2/3/16 (d)		820,000	840,916
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	761,334
Class E, 7.983% 10/15/13		1,453,000	1,508,546
Class X, 7.4374% 1/15/18 (e)(g)		6,933,358	2,322,675
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,000,000	989,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		$ 2,000,000	$ 2,026,016
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.8463% 9/25/26 (d)(e)		2,000,000	1,900,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,384,241)			47,449,668
Floating Rate Loans - 3.4%

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Intrawest Resorts term loan 7.478% 10/25/07 (e)		467,618	468,203
Landry's Seafood Restaurants, Inc. term loan 7.0809% 12/28/10 (e)		265,141	265,141
			733,344
Specialty Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (e)		60,245	60,546
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (e)		3,600,000	3,631,500
			3,692,046
TOTAL CONSUMER DISCRETIONARY			4,425,390
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Cumberland Farms, Inc. term loan 7.35% 9/29/13 (e)		1,491,253	1,500,573
FINANCIALS - 2.0%
Diversified Financial Services - 0.8%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.82% 2/27/14 (e)		2,880,000	2,901,600
Tranche B 1LN, term loan 8.07% 2/27/13 (e)		1,975,050	1,999,738
			4,901,338
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co. term loan 6.855% 3/22/11 (e)		2,200,000	2,205,500
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (e)		593,026	597,474
Floating Rate Loans - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (e)		$ 697,368	$ 696,933
Maguire Properties Holdings III, LLC Tranche B, term loan 7.32% 4/24/12 (e)		1,000,000	1,003,750
			4,503,657
Real Estate Management & Development - 0.3%
MDS Realty Holdings LLC Tranche M3, term loan 8.82% 1/8/08 (e)		372,870	372,870
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (e)		787,879	789,848
8.32% 10/10/13 (e)		212,121	212,652
Tishman Speyer Properties term loan 7.07% 12/27/12 (e)		210,000	210,788
			1,586,158
Thrifts & Mortgage Finance - 0.2%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (e)		1,492,500	1,498,097
TOTAL FINANCIALS			12,489,250
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HealthSouth Corp. term loan 7.847% 3/10/13 (e)		2,977,500	2,996,109
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.89% 3/6/14 (e)		170,000	170,213
TOTAL FLOATING RATE LOANS (Cost $21,450,284)			21,581,535
Preferred Securities - 0.8%

FINANCIALS - 0.8%
Diversified Financial Services - 0.8%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)		1,000,000	930,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)		500,000	495,425
Preferred Securities - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)		$ 590,000	$ 664,659
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)		810,000	647,190
Ipswich Street CDO Series 2006-1, 6/27/46 (d)		1,350,000	1,174,500
Kent Funding III Ltd. 11/5/47 (d)		1,650,000	1,369,500
			5,281,274
TOTAL PREFERRED SECURITIES (Cost $5,666,546)			5,281,274
Fixed-Income Funds - 3.1%
		Shares
Fidelity Ultra-Short Central Fund (f) (Cost $19,995,490)		200,884	19,899,569
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.29% (b) (Cost $21,987,929)		21,987,929	21,987,929
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $612,486,466)			635,941,279
NET OTHER ASSETS - (0.3)%			(1,775,069)
NET ASSETS - 100%			$ 634,166,210
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,715,937 or 16.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,398,757 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 229,024
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 240,847
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 915,521
Fidelity Ultra-Short Central Fund	839,332
Total	$ 1,754,853
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 19,983,940	$ -	$ -	$ 19,899,569	0.1%
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $612,730,803. Net unrealized appreciation aggregated $23,210,476, of which $36,669,761 related to appreciated investment securities and $13,459,285 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

April 30, 2007

1.815773.102

SCP-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	192,000	$ 9,081,600
Sotheby's Class A (ltd. vtg.)	136,400	7,040,968
		16,122,568
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	152,100	4,905,225
McCormick & Schmick's Seafood Restaurants (a)	230,100	6,159,777
Penn National Gaming, Inc. (a)	127,900	6,182,686
Ruth's Chris Steak House, Inc. (a)	452,700	8,986,095
		26,233,783
Media - 1.7%
Focus Media Holding Ltd. ADR (a)(d)	119,500	4,421,500
New Frontier Media, Inc.	627,044	5,486,635
R.H. Donnelley Corp.	104,000	8,121,360
		18,029,495
Specialty Retail - 3.0%
Coldwater Creek, Inc. (a)(d)	305,800	6,330,060
Hibbett Sports, Inc. (a)	300,500	8,759,575
The Children's Place Retail Stores, Inc. (a)	165,581	8,754,267
The Men's Wearhouse, Inc.	167,800	7,260,706
		31,104,608
Textiles, Apparel & Luxury Goods - 2.0%
Iconix Brand Group, Inc. (a)	443,100	8,919,603
Volcom, Inc. (a)	283,600	11,914,036
		20,833,639
TOTAL CONSUMER DISCRETIONARY		112,324,093
CONSUMER STAPLES - 1.4%
Personal Products - 1.4%
Chattem, Inc. (a)(d)	229,500	13,113,630
Physicians Formula Holdings, Inc.	50,362	1,058,609
		14,172,239
ENERGY - 11.3%
Energy Equipment & Services - 3.7%
Hanover Compressor Co. (a)	369,800	7,998,774
Hornbeck Offshore Services, Inc. (a)	170,600	5,396,078
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
NATCO Group, Inc. Class A (a)	279,600	$ 10,680,720
Superior Energy Services, Inc. (a)	398,700	14,484,771
		38,560,343
Oil, Gas & Consumable Fuels - 7.6%
Cabot Oil & Gas Corp.	225,000	8,194,500
Forest Oil Corp. (a)(d)	227,400	8,013,576
Foundation Coal Holdings, Inc. (d)	235,800	9,288,162
Mariner Energy, Inc. (a)	400,810	9,038,266
Massey Energy Co.	215,800	5,811,494
Petrohawk Energy Corp. (a)	525,000	7,586,250
Range Resources Corp.	208,350	7,615,193
Tesoro Corp.	66,700	8,084,040
Western Refining, Inc.	397,700	15,756,874
		79,388,355
TOTAL ENERGY		117,948,698
FINANCIALS - 8.7%
Commercial Banks - 1.1%
Center Financial Corp., California	155,355	2,541,608
UMB Financial Corp.	241,024	9,428,859
		11,970,467
Consumer Finance - 1.4%
Cash America International, Inc.	197,200	8,511,152
Dollar Financial Corp. (a)	205,078	5,975,973
		14,487,125
Diversified Financial Services - 0.2%
Endeavor Acquisition Corp. (a)	225,700	2,367,593
Insurance - 5.4%
Aspen Insurance Holdings Ltd.	318,800	8,451,388
Max Re Capital Ltd.	270,775	7,256,770
National Financial Partners Corp.	238,800	11,001,516
RLI Corp.	126,100	7,022,509
StanCorp Financial Group, Inc.	147,282	7,010,623
Universal American Financial Corp. (a)	447,131	8,298,751
Willis Group Holdings Ltd.	166,700	6,838,034
		55,879,591
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Triad Guaranty, Inc. (a)	140,000	$ 6,189,400
TOTAL FINANCIALS		90,894,176
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 5.2%
American Medical Systems Holdings, Inc. (a)	418,000	7,411,140
ArthroCare Corp. (a)	155,700	6,424,182
DJO, Inc. (a)	217,500	8,495,550
Inverness Medical Innovations, Inc. (a)	197,400	7,905,870
Mentor Corp.	172,200	6,700,302
Respironics, Inc. (a)	278,600	11,355,736
Shandong Weigao Group Medical Polymer Co. Ltd. (e)	1,000,000	1,761,574
Varian Medical Systems, Inc. (a)	109,000	4,600,890
		54,655,244
Health Care Providers & Services - 5.5%
Healthways, Inc. (a)	129,218	5,481,428
Henry Schein, Inc. (a)	143,700	7,491,081
Humana, Inc. (a)	130,700	8,265,468
PSS World Medical, Inc. (a)	305,099	6,132,490
Sierra Health Services, Inc. (a)	391,800	16,228,353
VCA Antech, Inc. (a)	354,600	13,981,878
		57,580,698
Health Care Technology - 0.7%
Cerner Corp. (a)	126,500	6,734,860
Life Sciences Tools & Services - 1.6%
Harvard Bioscience, Inc. (a)	713,798	3,954,441
ICON PLC sponsored ADR	95,190	4,467,267
Pharmaceutical Product Development, Inc.	219,700	7,924,579
		16,346,287
Pharmaceuticals - 2.0%
Adams Respiratory Therapeutics, Inc. (a)(d)	293,300	11,001,683
Medicis Pharmaceutical Corp. Class A	323,200	9,825,280
		20,826,963
TOTAL HEALTH CARE		156,144,052
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 19.6%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)	208,900	$ 7,656,185
Hexcel Corp. (a)(d)	524,300	11,377,310
Ladish Co., Inc. (a)	52,600	2,138,716
		21,172,211
Commercial Services & Supplies - 6.5%
Administaff, Inc.	167,500	5,559,325
American Reprographics Co. (a)	207,400	6,885,680
CDI Corp.	210,300	6,229,086
Clean Harbors, Inc.	187,500	8,722,500
CoStar Group, Inc. (a)(d)	163,500	7,980,435
Huron Consulting Group, Inc. (a)	198,000	11,988,900
InnerWorkings, Inc. (d)	433,200	5,315,364
Navigant Consulting, Inc. (a)	450,100	8,632,918
Tele Atlas NV (a)(d)	282,800	5,827,224
		67,141,432
Construction & Engineering - 3.2%
Chicago Bridge & Iron Co. NV (NY Shares)	188,800	6,538,144
Fluor Corp.	81,000	7,745,220
Foster Wheeler Ltd. (a)	165,800	11,412,014
Infrasource Services, Inc. (a)	230,200	7,684,076
		33,379,454
Electrical Equipment - 1.9%
EnerSys (a)	526,900	8,583,201
Genlyte Group, Inc. (a)	86,800	6,771,268
Q-Cells AG (d)	66,000	4,800,390
		20,154,859
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	298,400	8,620,776
Machinery - 3.0%
Bucyrus International, Inc. Class A (d)	156,700	9,831,358
Flowserve Corp.	211,000	12,873,110
IDEX Corp.	157,302	8,253,636
		30,958,104
Trading Companies & Distributors - 1.6%
WESCO International, Inc. (a)	115,300	7,283,501
Williams Scotsman International, Inc. (a)	428,197	9,433,180
		16,716,681
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.6%
Quixote Corp.	314,900	$ 6,298,000
TOTAL INDUSTRIALS		204,441,517
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 2.4%
F5 Networks, Inc. (a)	96,800	7,432,304
Harris Corp.	241,100	12,380,485
Polycom, Inc. (a)	155,900	5,191,470
		25,004,259
Electronic Equipment & Instruments - 2.5%
Cogent, Inc. (a)(d)	501,600	7,042,464
ScanSource, Inc. (a)	272,800	7,834,816
Trimble Navigation Ltd. (a)	376,800	10,806,624
		25,683,904
Internet Software & Services - 4.3%
aQuantive, Inc. (a)	297,300	9,100,353
CyberSource Corp. (a)	351,060	4,461,973
Equinix, Inc. (a)	110,200	9,198,394
j2 Global Communications, Inc. (a)(d)	497,800	14,316,728
ValueClick, Inc. (a)	281,700	8,056,620
		45,134,068
IT Services - 5.7%
CACI International, Inc. Class A (a)	191,700	8,766,441
Datacash Group PLC	1,380,100	6,877,907
Lionbridge Technologies, Inc. (a)	748,846	3,804,138
MoneyGram International, Inc.	282,900	8,042,847
Ness Technologies, Inc. (a)	397,600	5,303,984
Satyam Computer Services Ltd. sponsored ADR (d)	496,200	12,345,456
SI International, Inc. (a)	230,547	6,100,274
SRA International, Inc. Class A (a)	322,200	7,871,346
		59,112,393
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)(d)	196,500	7,818,735
Semiconductors & Semiconductor Equipment - 5.8%
California Micro Devices Corp. (a)	1,147,900	5,578,794
Entegris, Inc. (a)	844,900	9,902,228
FormFactor, Inc. (a)	208,400	8,604,836
Hittite Microwave Corp. (a)	241,521	10,911,919
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microsemi Corp. (a)(d)	499,000	$ 11,531,890
Rudolph Technologies, Inc. (a)	269,744	4,658,479
Tessera Technologies, Inc. (a)	205,500	8,793,345
		59,981,491
Software - 3.9%
Ansys, Inc. (a)	192,000	9,830,400
Blackbaud, Inc.	572,559	12,642,103
Cognos, Inc. (a)	135,000	5,819,850
Fair, Isaac & Co., Inc.	202,400	7,227,704
Quality Systems, Inc.	122,800	4,969,716
		40,489,773
TOTAL INFORMATION TECHNOLOGY		263,224,623
MATERIALS - 4.4%
Metals & Mining - 4.4%
Carpenter Technology Corp.	95,700	11,615,109
Meridian Gold, Inc. (a)	443,800	11,205,952
Reliance Steel & Aluminum Co.	224,200	13,317,480
Titanium Metals Corp.	277,600	9,585,528
		45,724,069
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Dobson Communications Corp. Class A	868,800	7,914,768
UTILITIES - 1.3%
Multi-Utilities - 1.3%
AEM SpA	1,868,900	7,360,168
CMS Energy Corp.	358,600	6,641,272
		14,001,440
TOTAL COMMON STOCKS (Cost $911,005,371)		1,026,789,675
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	27,438,829	$ 27,438,829
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	44,164,340	44,164,340
TOTAL MONEY MARKET FUNDS (Cost $71,603,169)		71,603,169
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $982,608,540)		1,098,392,844
NET OTHER ASSETS - (5.4)%		(56,644,241)
NET ASSETS - 100%		$ 1,041,748,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,072,575
Fidelity Securities Lending Cash Central Fund	101,781
Total	$ 1,174,356
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $984,340,113. Net unrealized appreciation aggregated $114,052,731, of which $134,392,564 related to appreciated investment securities and $20,339,833 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Small Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class
Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2007

1.817157.102

ASCP-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	192,000	$ 9,081,600
Sotheby's Class A (ltd. vtg.)	136,400	7,040,968
		16,122,568
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	152,100	4,905,225
McCormick & Schmick's Seafood Restaurants (a)	230,100	6,159,777
Penn National Gaming, Inc. (a)	127,900	6,182,686
Ruth's Chris Steak House, Inc. (a)	452,700	8,986,095
		26,233,783
Media - 1.7%
Focus Media Holding Ltd. ADR (a)(d)	119,500	4,421,500
New Frontier Media, Inc.	627,044	5,486,635
R.H. Donnelley Corp.	104,000	8,121,360
		18,029,495
Specialty Retail - 3.0%
Coldwater Creek, Inc. (a)(d)	305,800	6,330,060
Hibbett Sports, Inc. (a)	300,500	8,759,575
The Children's Place Retail Stores, Inc. (a)	165,581	8,754,267
The Men's Wearhouse, Inc.	167,800	7,260,706
		31,104,608
Textiles, Apparel & Luxury Goods - 2.0%
Iconix Brand Group, Inc. (a)	443,100	8,919,603
Volcom, Inc. (a)	283,600	11,914,036
		20,833,639
TOTAL CONSUMER DISCRETIONARY		112,324,093
CONSUMER STAPLES - 1.4%
Personal Products - 1.4%
Chattem, Inc. (a)(d)	229,500	13,113,630
Physicians Formula Holdings, Inc.	50,362	1,058,609
		14,172,239
ENERGY - 11.3%
Energy Equipment & Services - 3.7%
Hanover Compressor Co. (a)	369,800	7,998,774
Hornbeck Offshore Services, Inc. (a)	170,600	5,396,078
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
NATCO Group, Inc. Class A (a)	279,600	$ 10,680,720
Superior Energy Services, Inc. (a)	398,700	14,484,771
		38,560,343
Oil, Gas & Consumable Fuels - 7.6%
Cabot Oil & Gas Corp.	225,000	8,194,500
Forest Oil Corp. (a)(d)	227,400	8,013,576
Foundation Coal Holdings, Inc. (d)	235,800	9,288,162
Mariner Energy, Inc. (a)	400,810	9,038,266
Massey Energy Co.	215,800	5,811,494
Petrohawk Energy Corp. (a)	525,000	7,586,250
Range Resources Corp.	208,350	7,615,193
Tesoro Corp.	66,700	8,084,040
Western Refining, Inc.	397,700	15,756,874
		79,388,355
TOTAL ENERGY		117,948,698
FINANCIALS - 8.7%
Commercial Banks - 1.1%
Center Financial Corp., California	155,355	2,541,608
UMB Financial Corp.	241,024	9,428,859
		11,970,467
Consumer Finance - 1.4%
Cash America International, Inc.	197,200	8,511,152
Dollar Financial Corp. (a)	205,078	5,975,973
		14,487,125
Diversified Financial Services - 0.2%
Endeavor Acquisition Corp. (a)	225,700	2,367,593
Insurance - 5.4%
Aspen Insurance Holdings Ltd.	318,800	8,451,388
Max Re Capital Ltd.	270,775	7,256,770
National Financial Partners Corp.	238,800	11,001,516
RLI Corp.	126,100	7,022,509
StanCorp Financial Group, Inc.	147,282	7,010,623
Universal American Financial Corp. (a)	447,131	8,298,751
Willis Group Holdings Ltd.	166,700	6,838,034
		55,879,591
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Triad Guaranty, Inc. (a)	140,000	$ 6,189,400
TOTAL FINANCIALS		90,894,176
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 5.2%
American Medical Systems Holdings, Inc. (a)	418,000	7,411,140
ArthroCare Corp. (a)	155,700	6,424,182
DJO, Inc. (a)	217,500	8,495,550
Inverness Medical Innovations, Inc. (a)	197,400	7,905,870
Mentor Corp.	172,200	6,700,302
Respironics, Inc. (a)	278,600	11,355,736
Shandong Weigao Group Medical Polymer Co. Ltd. (e)	1,000,000	1,761,574
Varian Medical Systems, Inc. (a)	109,000	4,600,890
		54,655,244
Health Care Providers & Services - 5.5%
Healthways, Inc. (a)	129,218	5,481,428
Henry Schein, Inc. (a)	143,700	7,491,081
Humana, Inc. (a)	130,700	8,265,468
PSS World Medical, Inc. (a)	305,099	6,132,490
Sierra Health Services, Inc. (a)	391,800	16,228,353
VCA Antech, Inc. (a)	354,600	13,981,878
		57,580,698
Health Care Technology - 0.7%
Cerner Corp. (a)	126,500	6,734,860
Life Sciences Tools & Services - 1.6%
Harvard Bioscience, Inc. (a)	713,798	3,954,441
ICON PLC sponsored ADR	95,190	4,467,267
Pharmaceutical Product Development, Inc.	219,700	7,924,579
		16,346,287
Pharmaceuticals - 2.0%
Adams Respiratory Therapeutics, Inc. (a)(d)	293,300	11,001,683
Medicis Pharmaceutical Corp. Class A	323,200	9,825,280
		20,826,963
TOTAL HEALTH CARE		156,144,052
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 19.6%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)	208,900	$ 7,656,185
Hexcel Corp. (a)(d)	524,300	11,377,310
Ladish Co., Inc. (a)	52,600	2,138,716
		21,172,211
Commercial Services & Supplies - 6.5%
Administaff, Inc.	167,500	5,559,325
American Reprographics Co. (a)	207,400	6,885,680
CDI Corp.	210,300	6,229,086
Clean Harbors, Inc.	187,500	8,722,500
CoStar Group, Inc. (a)(d)	163,500	7,980,435
Huron Consulting Group, Inc. (a)	198,000	11,988,900
InnerWorkings, Inc. (d)	433,200	5,315,364
Navigant Consulting, Inc. (a)	450,100	8,632,918
Tele Atlas NV (a)(d)	282,800	5,827,224
		67,141,432
Construction & Engineering - 3.2%
Chicago Bridge & Iron Co. NV (NY Shares)	188,800	6,538,144
Fluor Corp.	81,000	7,745,220
Foster Wheeler Ltd. (a)	165,800	11,412,014
Infrasource Services, Inc. (a)	230,200	7,684,076
		33,379,454
Electrical Equipment - 1.9%
EnerSys (a)	526,900	8,583,201
Genlyte Group, Inc. (a)	86,800	6,771,268
Q-Cells AG (d)	66,000	4,800,390
		20,154,859
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	298,400	8,620,776
Machinery - 3.0%
Bucyrus International, Inc. Class A (d)	156,700	9,831,358
Flowserve Corp.	211,000	12,873,110
IDEX Corp.	157,302	8,253,636
		30,958,104
Trading Companies & Distributors - 1.6%
WESCO International, Inc. (a)	115,300	7,283,501
Williams Scotsman International, Inc. (a)	428,197	9,433,180
		16,716,681
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.6%
Quixote Corp.	314,900	$ 6,298,000
TOTAL INDUSTRIALS		204,441,517
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 2.4%
F5 Networks, Inc. (a)	96,800	7,432,304
Harris Corp.	241,100	12,380,485
Polycom, Inc. (a)	155,900	5,191,470
		25,004,259
Electronic Equipment & Instruments - 2.5%
Cogent, Inc. (a)(d)	501,600	7,042,464
ScanSource, Inc. (a)	272,800	7,834,816
Trimble Navigation Ltd. (a)	376,800	10,806,624
		25,683,904
Internet Software & Services - 4.3%
aQuantive, Inc. (a)	297,300	9,100,353
CyberSource Corp. (a)	351,060	4,461,973
Equinix, Inc. (a)	110,200	9,198,394
j2 Global Communications, Inc. (a)(d)	497,800	14,316,728
ValueClick, Inc. (a)	281,700	8,056,620
		45,134,068
IT Services - 5.7%
CACI International, Inc. Class A (a)	191,700	8,766,441
Datacash Group PLC	1,380,100	6,877,907
Lionbridge Technologies, Inc. (a)	748,846	3,804,138
MoneyGram International, Inc.	282,900	8,042,847
Ness Technologies, Inc. (a)	397,600	5,303,984
Satyam Computer Services Ltd. sponsored ADR (d)	496,200	12,345,456
SI International, Inc. (a)	230,547	6,100,274
SRA International, Inc. Class A (a)	322,200	7,871,346
		59,112,393
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)(d)	196,500	7,818,735
Semiconductors & Semiconductor Equipment - 5.8%
California Micro Devices Corp. (a)	1,147,900	5,578,794
Entegris, Inc. (a)	844,900	9,902,228
FormFactor, Inc. (a)	208,400	8,604,836
Hittite Microwave Corp. (a)	241,521	10,911,919
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microsemi Corp. (a)(d)	499,000	$ 11,531,890
Rudolph Technologies, Inc. (a)	269,744	4,658,479
Tessera Technologies, Inc. (a)	205,500	8,793,345
		59,981,491
Software - 3.9%
Ansys, Inc. (a)	192,000	9,830,400
Blackbaud, Inc.	572,559	12,642,103
Cognos, Inc. (a)	135,000	5,819,850
Fair, Isaac & Co., Inc.	202,400	7,227,704
Quality Systems, Inc.	122,800	4,969,716
		40,489,773
TOTAL INFORMATION TECHNOLOGY		263,224,623
MATERIALS - 4.4%
Metals & Mining - 4.4%
Carpenter Technology Corp.	95,700	11,615,109
Meridian Gold, Inc. (a)	443,800	11,205,952
Reliance Steel & Aluminum Co.	224,200	13,317,480
Titanium Metals Corp.	277,600	9,585,528
		45,724,069
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Dobson Communications Corp. Class A	868,800	7,914,768
UTILITIES - 1.3%
Multi-Utilities - 1.3%
AEM SpA	1,868,900	7,360,168
CMS Energy Corp.	358,600	6,641,272
		14,001,440
TOTAL COMMON STOCKS (Cost $911,005,371)		1,026,789,675
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	27,438,829	$ 27,438,829
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	44,164,340	44,164,340
TOTAL MONEY MARKET FUNDS (Cost $71,603,169)		71,603,169
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $982,608,540)		1,098,392,844
NET OTHER ASSETS - (5.4)%		(56,644,241)
NET ASSETS - 100%		$ 1,041,748,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,072,575
Fidelity Securities Lending Cash Central Fund	101,781
Total	$ 1,174,356
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $984,340,113. Net unrealized appreciation aggregated $114,052,731, of which $134,392,564 related to appreciated investment securities and $20,339,833 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap
Opportunities Fund

April 30, 2007

1.847958.100

SMO-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.8%
Aftermarket Technology Corp. (a)	111,800	$ 3,089,034
Amerigon, Inc. (a)	336,500	4,327,390
		7,416,424
Distributors - 0.0%
DXP Enterprises, Inc. (a)	400	19,400
Hotels, Restaurants & Leisure - 2.4%
Domino's Pizza, Inc.	56,490	1,821,803
Famous Dave's of America, Inc. (a)	83,100	1,583,886
Life Time Fitness, Inc. (a)	60,600	3,114,840
Ruth's Chris Steak House, Inc. (a)	152,400	3,025,140
		9,545,669
Internet & Catalog Retail - 0.4%
Gaiam, Inc. Class A (a)	93,000	1,414,530
Leisure Equipment & Products - 0.5%
Pool Corp.	51,900	2,082,747
Media - 2.3%
Martha Stewart Living Omnimedia, Inc. Class A	263,800	5,014,838
TiVo, Inc. (a)	282,300	1,809,543
World Wrestling Entertainment, Inc. Class A	149,300	2,539,593
		9,363,974
Specialty Retail - 7.0%
Cache, Inc. (a)	118,500	2,045,310
Casual Male Retail Group, Inc. (a)	298,200	3,432,282
Coldwater Creek, Inc. (a)	174,900	3,620,430
Genesco, Inc.	22,500	1,140,300
Payless ShoeSource, Inc. (a)	100,800	3,215,520
Shoe Carnival, Inc. (a)	61,000	1,917,840
The Children's Place Retail Stores, Inc. (a)	81,700	4,319,479
The Men's Wearhouse, Inc.	62,800	2,717,356
Tween Brands, Inc. (a)	74,100	2,901,756
Wet Seal, Inc. Class A (a)	544,000	3,253,120
		28,563,393
Textiles, Apparel & Luxury Goods - 2.3%
G-III Apparel Group Ltd. (a)	191,600	3,383,656
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd.	159,800	$ 4,754,050
Volcom, Inc. (a)	33,459	1,405,613
		9,543,319
TOTAL CONSUMER DISCRETIONARY		67,949,456
CONSUMER STAPLES - 3.3%
Personal Products - 3.3%
Bare Escentuals, Inc.	74,300	3,003,949
Chattem, Inc. (a)	83,090	4,747,763
Physicians Formula Holdings, Inc.	139,720	2,936,914
Prestige Brands Holdings, Inc. (a)	212,000	2,758,120
		13,446,746
ENERGY - 5.3%
Energy Equipment & Services - 1.9%
Hanover Compressor Co. (a)	120,600	2,608,578
Oceaneering International, Inc. (a)	44,900	2,134,546
Superior Energy Services, Inc. (a)	86,550	3,144,362
		7,887,486
Oil, Gas & Consumable Fuels - 3.4%
EXCO Resources, Inc.	150,200	2,521,858
Kodiak Oil & Gas Corp. (a)	305,900	1,896,580
Petrohawk Energy Corp. (a)	177,540	2,565,453
UraMin, Inc. (a)	439,100	2,625,096
Western Refining, Inc.	67,800	2,686,236
Williams Partners LP	33,400	1,600,862
		13,896,085
TOTAL ENERGY		21,783,571
FINANCIALS - 19.7%
Capital Markets - 1.4%
Investors Financial Services Corp.	41,800	2,586,584
Lazard Ltd. Class A	55,100	2,983,665
		5,570,249
Commercial Banks - 4.9%
BOK Financial Corp.	66,300	3,403,179
Boston Private Financial Holdings, Inc.	59,500	1,654,695
City National Corp.	40,600	2,972,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Columbia Banking Systems, Inc.	38,100	$ 1,156,335
First Community Bancorp, California	12,770	700,562
Prosperity Bancshares, Inc.	39,100	1,356,379
Southwest Bancorp, Inc., Oklahoma	120,600	2,954,700
UMB Financial Corp.	72,100	2,820,552
Virginia Commerce Bancorp, Inc.	159,830	2,996,813
		20,015,947
Consumer Finance - 1.3%
Cash America International, Inc.	77,700	3,353,532
Dollar Financial Corp. (a)	59,600	1,736,744
		5,090,276
Diversified Financial Services - 0.8%
Genesis Lease Ltd. ADR	114,800	3,099,600
Insurance - 4.9%
Allied World Assurance Co. Holdings Ltd.	86,200	3,820,384
American Safety Insurance Group Ltd. (a)	49,600	1,029,200
Hilb Rogal & Hobbs Co.	60,100	2,611,345
Montpelier Re Holdings Ltd.	111,500	2,035,990
PartnerRe Ltd.	36,100	2,599,922
ProAssurance Corp. (a)	46,900	2,525,096
StanCorp Financial Group, Inc.	26,800	1,275,680
United America Indemnity Ltd. Class A (a)	104,000	2,597,920
Zenith National Insurance Corp.	36,100	1,669,625
		20,165,162
Real Estate Investment Trusts - 3.6%
Annaly Capital Management, Inc.	201,100	3,199,501
Developers Diversified Realty Corp.	49,300	3,209,430
Duke Realty LP	70,400	3,034,944
EastGroup Properties, Inc.	10,000	501,100
Health Care Property Investors, Inc.	81,100	2,870,129
Healthcare Realty Trust, Inc.	14,700	500,682
Home Properties, Inc.	25,100	1,398,070
		14,713,856
Real Estate Management & Development - 0.6%
GAGFAH SA	97,600	2,623,744
Thrifts & Mortgage Finance - 2.2%
BankUnited Financial Corp. Class A	43,800	948,270
Fremont General Corp.	41,500	313,325
IndyMac Bancorp, Inc.	14,525	439,236
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Triad Guaranty, Inc. (a)	93,900	$ 4,151,319
Washington Federal, Inc.	131,600	3,120,236
		8,972,386
TOTAL FINANCIALS		80,251,220
HEALTH CARE - 10.0%
Biotechnology - 0.0%
Theravance, Inc. (a)	2,100	69,573
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc. (a)	147,600	3,369,708
DENTSPLY International, Inc.	40,968	1,368,741
IDEXX Laboratories, Inc. (a)	26,200	2,362,454
Lifecore Biomedical, Inc. (a)	208,300	3,857,716
West Pharmaceutical Services, Inc.	50,400	2,508,408
		13,467,027
Health Care Providers & Services - 5.6%
Air Methods Corp. (a)	170,400	4,687,704
Capital Senior Living Corp. (a)	195,300	2,267,433
Emergency Medical Services Corp. Class A (a)	101,400	3,394,872
Healthspring, Inc. (a)	95,200	2,239,104
MWI Veterinary Supply, Inc. (a)	100,600	3,738,296
Owens & Minor, Inc.	102,700	3,630,445
Pediatrix Medical Group, Inc. (a)	48,600	2,772,630
		22,730,484
Life Sciences Tools & Services - 1.1%
PAREXEL International Corp. (a)	59,800	2,348,944
Pharmaceutical Product Development, Inc.	64,200	2,315,694
		4,664,638
TOTAL HEALTH CARE		40,931,722
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	83,000	1,948,010
Airlines - 0.4%
AirTran Holdings, Inc. (a)	170,200	1,873,902
Commercial Services & Supplies - 7.8%
Advisory Board Co. (a)	59,700	2,834,556
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Reprographics Co. (a)	91,200	$ 3,027,840
Corrections Corp. of America (a)	35,600	2,022,080
Diamond Management & Technology Consultants, Inc.	186,000	2,109,240
eTelecare Global Solutions, Inc. ADR	134,200	1,982,134
Huron Consulting Group, Inc. (a)	55,600	3,366,580
InnerWorkings, Inc.	189,100	2,320,257
Navigant Consulting, Inc. (a)	154,800	2,969,064
PeopleSupport, Inc. (a)	158,800	1,996,116
Resources Connection, Inc. (a)	65,900	1,988,203
Stericycle, Inc. (a)	26,600	2,317,924
The Geo Group, Inc. (a)	94,400	4,833,280
		31,767,274
Construction & Engineering - 1.0%
Foster Wheeler Ltd. (a)	28,400	1,954,772
Granite Construction, Inc.	32,600	1,963,824
		3,918,596
Electrical Equipment - 0.5%
GrafTech International Ltd. (a)	210,700	2,102,786
Machinery - 1.3%
Columbus McKinnon Corp. (NY Shares) (a)	103,300	2,557,708
Titan International, Inc.	96,400	2,716,552
		5,274,260
Trading Companies & Distributors - 0.5%
Williams Scotsman International, Inc. (a)	98,581	2,171,739
Transportation Infrastructure - 0.6%
Quixote Corp.	119,900	2,398,000
TOTAL INDUSTRIALS		51,454,567
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.3%
Airspan Networks, Inc. (a)	368,200	1,417,570
Arris Group, Inc. (a)	105,600	1,564,992
ECI Telecom Ltd. (a)	352,600	2,947,736
NETGEAR, Inc. (a)	33,658	1,131,245
Optium Corp.	58,500	1,041,300
Sirenza Microdevices, Inc. (a)	155,400	1,415,694
		9,518,537
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
STEC, Inc. (a)	600	$ 4,824
Electronic Equipment & Instruments - 1.7%
Gerber Scientific, Inc. (a)	258,500	2,587,585
IPG Photonics Corp.	82,600	1,502,494
Measurement Specialties, Inc. (a)	129,300	2,646,771
		6,736,850
Internet Software & Services - 4.2%
DivX, Inc.	161,500	3,255,840
Equinix, Inc. (a)	12,380	1,033,359
Goldleaf Financial Solutions, Inc. (a)	404,700	2,606,268
j2 Global Communications, Inc. (a)	356,700	10,258,689
VistaPrint Ltd. (a)	1,200	44,856
		17,199,012
IT Services - 2.5%
Iron Mountain, Inc. (a)	206,900	5,813,890
Lionbridge Technologies, Inc. (a)	514,400	2,613,152
Ness Technologies, Inc. (a)	122,200	1,630,148
		10,057,190
Semiconductors & Semiconductor Equipment - 4.3%
California Micro Devices Corp. (a)	736,421	3,579,006
EMCORE Corp. (a)	222,800	1,102,860
Entegris, Inc. (a)	195,500	2,291,260
FormFactor, Inc. (a)	38,000	1,569,020
Hittite Microwave Corp. (a)	54,000	2,439,720
Netlogic Microsystems, Inc. (a)	102,500	3,152,900
Volterra Semiconductor Corp. (a)	27,300	431,613
Zoran Corp. (a)	156,100	3,100,146
		17,666,525
Software - 4.4%
Blackbaud, Inc.	455,000	10,046,400
CommVault Systems, Inc.	219,500	3,722,720
Sonic Solutions, Inc. (a)	302,600	3,942,878
		17,711,998
TOTAL INFORMATION TECHNOLOGY		78,894,936
MATERIALS - 4.3%
Chemicals - 1.5%
Airgas, Inc.	58,200	2,592,810
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc.	39,700	$ 2,525,714
Zoltek Companies, Inc. (a)	33,300	1,013,652
		6,132,176
Metals & Mining - 2.8%
Breakwater Resources Ltd. (a)	1,261,500	2,386,837
Carpenter Technology Corp.	24,760	3,005,121
Compass Minerals International, Inc.	87,000	2,987,580
Reliance Steel & Aluminum Co.	52,300	3,106,620
		11,486,158
TOTAL MATERIALS		17,618,334
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc.	365,900	1,855,113
Wireless Telecommunication Services - 0.6%
Dobson Communications Corp. Class A	144,080	1,312,569
SBA Communications Corp. Class A (a)	35,070	1,031,759
		2,344,328
TOTAL TELECOMMUNICATION SERVICES		4,199,441
UTILITIES - 3.3%
Electric Utilities - 2.2%
Cleco Corp.	122,000	3,423,320
ITC Holdings Corp.	61,750	2,598,440
Pepco Holdings, Inc.	95,100	2,807,352
		8,829,112
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC (a)	121,200	2,126,475
Multi-Utilities - 0.6%
AEM Spa	255,800	1,007,401
CMS Energy Corp.	77,400	1,433,448
		2,440,849
TOTAL UTILITIES		13,396,436
TOTAL COMMON STOCKS (Cost $389,150,735)		389,926,429
Investment Companies - 0.2%
	Shares	Value
streetTRACKS KBW Bank ETF (Cost $775,768)	13,500	$ 778,410
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.94% 6/7/07 to 7/12/07 (c) (Cost $1,130,869)	$ 1,140,000	1,131,222
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 5.29% (b) (Cost $45,587,251)	45,587,251	45,587,251
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $436,644,623)		437,423,312
NET OTHER ASSETS - (7.3)%		(29,707,316)
NET ASSETS - 100%		$ 407,715,996
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
100 Russell 1000 Mini Index Contracts	June 2007	$ 8,189,000	$ (155,528)
The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $834,072.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266,462
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $437,284,580. Net unrealized appreciation aggregated $138,732, of which $9,345,847 related to appreciated investment securities and $9,207,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Small Cap
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Small Cap Opportunities Fund

1.847933.100

ASMO-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.8%
Aftermarket Technology Corp. (a)	111,800	$ 3,089,034
Amerigon, Inc. (a)	336,500	4,327,390
		7,416,424
Distributors - 0.0%
DXP Enterprises, Inc. (a)	400	19,400
Hotels, Restaurants & Leisure - 2.4%
Domino's Pizza, Inc.	56,490	1,821,803
Famous Dave's of America, Inc. (a)	83,100	1,583,886
Life Time Fitness, Inc. (a)	60,600	3,114,840
Ruth's Chris Steak House, Inc. (a)	152,400	3,025,140
		9,545,669
Internet & Catalog Retail - 0.4%
Gaiam, Inc. Class A (a)	93,000	1,414,530
Leisure Equipment & Products - 0.5%
Pool Corp.	51,900	2,082,747
Media - 2.3%
Martha Stewart Living Omnimedia, Inc. Class A	263,800	5,014,838
TiVo, Inc. (a)	282,300	1,809,543
World Wrestling Entertainment, Inc. Class A	149,300	2,539,593
		9,363,974
Specialty Retail - 7.0%
Cache, Inc. (a)	118,500	2,045,310
Casual Male Retail Group, Inc. (a)	298,200	3,432,282
Coldwater Creek, Inc. (a)	174,900	3,620,430
Genesco, Inc.	22,500	1,140,300
Payless ShoeSource, Inc. (a)	100,800	3,215,520
Shoe Carnival, Inc. (a)	61,000	1,917,840
The Children's Place Retail Stores, Inc. (a)	81,700	4,319,479
The Men's Wearhouse, Inc.	62,800	2,717,356
Tween Brands, Inc. (a)	74,100	2,901,756
Wet Seal, Inc. Class A (a)	544,000	3,253,120
		28,563,393
Textiles, Apparel & Luxury Goods - 2.3%
G-III Apparel Group Ltd. (a)	191,600	3,383,656
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd.	159,800	$ 4,754,050
Volcom, Inc. (a)	33,459	1,405,613
		9,543,319
TOTAL CONSUMER DISCRETIONARY		67,949,456
CONSUMER STAPLES - 3.3%
Personal Products - 3.3%
Bare Escentuals, Inc.	74,300	3,003,949
Chattem, Inc. (a)	83,090	4,747,763
Physicians Formula Holdings, Inc.	139,720	2,936,914
Prestige Brands Holdings, Inc. (a)	212,000	2,758,120
		13,446,746
ENERGY - 5.3%
Energy Equipment & Services - 1.9%
Hanover Compressor Co. (a)	120,600	2,608,578
Oceaneering International, Inc. (a)	44,900	2,134,546
Superior Energy Services, Inc. (a)	86,550	3,144,362
		7,887,486
Oil, Gas & Consumable Fuels - 3.4%
EXCO Resources, Inc.	150,200	2,521,858
Kodiak Oil & Gas Corp. (a)	305,900	1,896,580
Petrohawk Energy Corp. (a)	177,540	2,565,453
UraMin, Inc. (a)	439,100	2,625,096
Western Refining, Inc.	67,800	2,686,236
Williams Partners LP	33,400	1,600,862
		13,896,085
TOTAL ENERGY		21,783,571
FINANCIALS - 19.7%
Capital Markets - 1.4%
Investors Financial Services Corp.	41,800	2,586,584
Lazard Ltd. Class A	55,100	2,983,665
		5,570,249
Commercial Banks - 4.9%
BOK Financial Corp.	66,300	3,403,179
Boston Private Financial Holdings, Inc.	59,500	1,654,695
City National Corp.	40,600	2,972,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Columbia Banking Systems, Inc.	38,100	$ 1,156,335
First Community Bancorp, California	12,770	700,562
Prosperity Bancshares, Inc.	39,100	1,356,379
Southwest Bancorp, Inc., Oklahoma	120,600	2,954,700
UMB Financial Corp.	72,100	2,820,552
Virginia Commerce Bancorp, Inc.	159,830	2,996,813
		20,015,947
Consumer Finance - 1.3%
Cash America International, Inc.	77,700	3,353,532
Dollar Financial Corp. (a)	59,600	1,736,744
		5,090,276
Diversified Financial Services - 0.8%
Genesis Lease Ltd. ADR	114,800	3,099,600
Insurance - 4.9%
Allied World Assurance Co. Holdings Ltd.	86,200	3,820,384
American Safety Insurance Group Ltd. (a)	49,600	1,029,200
Hilb Rogal & Hobbs Co.	60,100	2,611,345
Montpelier Re Holdings Ltd.	111,500	2,035,990
PartnerRe Ltd.	36,100	2,599,922
ProAssurance Corp. (a)	46,900	2,525,096
StanCorp Financial Group, Inc.	26,800	1,275,680
United America Indemnity Ltd. Class A (a)	104,000	2,597,920
Zenith National Insurance Corp.	36,100	1,669,625
		20,165,162
Real Estate Investment Trusts - 3.6%
Annaly Capital Management, Inc.	201,100	3,199,501
Developers Diversified Realty Corp.	49,300	3,209,430
Duke Realty LP	70,400	3,034,944
EastGroup Properties, Inc.	10,000	501,100
Health Care Property Investors, Inc.	81,100	2,870,129
Healthcare Realty Trust, Inc.	14,700	500,682
Home Properties, Inc.	25,100	1,398,070
		14,713,856
Real Estate Management & Development - 0.6%
GAGFAH SA	97,600	2,623,744
Thrifts & Mortgage Finance - 2.2%
BankUnited Financial Corp. Class A	43,800	948,270
Fremont General Corp.	41,500	313,325
IndyMac Bancorp, Inc.	14,525	439,236
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Triad Guaranty, Inc. (a)	93,900	$ 4,151,319
Washington Federal, Inc.	131,600	3,120,236
		8,972,386
TOTAL FINANCIALS		80,251,220
HEALTH CARE - 10.0%
Biotechnology - 0.0%
Theravance, Inc. (a)	2,100	69,573
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc. (a)	147,600	3,369,708
DENTSPLY International, Inc.	40,968	1,368,741
IDEXX Laboratories, Inc. (a)	26,200	2,362,454
Lifecore Biomedical, Inc. (a)	208,300	3,857,716
West Pharmaceutical Services, Inc.	50,400	2,508,408
		13,467,027
Health Care Providers & Services - 5.6%
Air Methods Corp. (a)	170,400	4,687,704
Capital Senior Living Corp. (a)	195,300	2,267,433
Emergency Medical Services Corp. Class A (a)	101,400	3,394,872
Healthspring, Inc. (a)	95,200	2,239,104
MWI Veterinary Supply, Inc. (a)	100,600	3,738,296
Owens & Minor, Inc.	102,700	3,630,445
Pediatrix Medical Group, Inc. (a)	48,600	2,772,630
		22,730,484
Life Sciences Tools & Services - 1.1%
PAREXEL International Corp. (a)	59,800	2,348,944
Pharmaceutical Product Development, Inc.	64,200	2,315,694
		4,664,638
TOTAL HEALTH CARE		40,931,722
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	83,000	1,948,010
Airlines - 0.4%
AirTran Holdings, Inc. (a)	170,200	1,873,902
Commercial Services & Supplies - 7.8%
Advisory Board Co. (a)	59,700	2,834,556
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Reprographics Co. (a)	91,200	$ 3,027,840
Corrections Corp. of America (a)	35,600	2,022,080
Diamond Management & Technology Consultants, Inc.	186,000	2,109,240
eTelecare Global Solutions, Inc. ADR	134,200	1,982,134
Huron Consulting Group, Inc. (a)	55,600	3,366,580
InnerWorkings, Inc.	189,100	2,320,257
Navigant Consulting, Inc. (a)	154,800	2,969,064
PeopleSupport, Inc. (a)	158,800	1,996,116
Resources Connection, Inc. (a)	65,900	1,988,203
Stericycle, Inc. (a)	26,600	2,317,924
The Geo Group, Inc. (a)	94,400	4,833,280
		31,767,274
Construction & Engineering - 1.0%
Foster Wheeler Ltd. (a)	28,400	1,954,772
Granite Construction, Inc.	32,600	1,963,824
		3,918,596
Electrical Equipment - 0.5%
GrafTech International Ltd. (a)	210,700	2,102,786
Machinery - 1.3%
Columbus McKinnon Corp. (NY Shares) (a)	103,300	2,557,708
Titan International, Inc.	96,400	2,716,552
		5,274,260
Trading Companies & Distributors - 0.5%
Williams Scotsman International, Inc. (a)	98,581	2,171,739
Transportation Infrastructure - 0.6%
Quixote Corp.	119,900	2,398,000
TOTAL INDUSTRIALS		51,454,567
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.3%
Airspan Networks, Inc. (a)	368,200	1,417,570
Arris Group, Inc. (a)	105,600	1,564,992
ECI Telecom Ltd. (a)	352,600	2,947,736
NETGEAR, Inc. (a)	33,658	1,131,245
Optium Corp.	58,500	1,041,300
Sirenza Microdevices, Inc. (a)	155,400	1,415,694
		9,518,537
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
STEC, Inc. (a)	600	$ 4,824
Electronic Equipment & Instruments - 1.7%
Gerber Scientific, Inc. (a)	258,500	2,587,585
IPG Photonics Corp.	82,600	1,502,494
Measurement Specialties, Inc. (a)	129,300	2,646,771
		6,736,850
Internet Software & Services - 4.2%
DivX, Inc.	161,500	3,255,840
Equinix, Inc. (a)	12,380	1,033,359
Goldleaf Financial Solutions, Inc. (a)	404,700	2,606,268
j2 Global Communications, Inc. (a)	356,700	10,258,689
VistaPrint Ltd. (a)	1,200	44,856
		17,199,012
IT Services - 2.5%
Iron Mountain, Inc. (a)	206,900	5,813,890
Lionbridge Technologies, Inc. (a)	514,400	2,613,152
Ness Technologies, Inc. (a)	122,200	1,630,148
		10,057,190
Semiconductors & Semiconductor Equipment - 4.3%
California Micro Devices Corp. (a)	736,421	3,579,006
EMCORE Corp. (a)	222,800	1,102,860
Entegris, Inc. (a)	195,500	2,291,260
FormFactor, Inc. (a)	38,000	1,569,020
Hittite Microwave Corp. (a)	54,000	2,439,720
Netlogic Microsystems, Inc. (a)	102,500	3,152,900
Volterra Semiconductor Corp. (a)	27,300	431,613
Zoran Corp. (a)	156,100	3,100,146
		17,666,525
Software - 4.4%
Blackbaud, Inc.	455,000	10,046,400
CommVault Systems, Inc.	219,500	3,722,720
Sonic Solutions, Inc. (a)	302,600	3,942,878
		17,711,998
TOTAL INFORMATION TECHNOLOGY		78,894,936
MATERIALS - 4.3%
Chemicals - 1.5%
Airgas, Inc.	58,200	2,592,810
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc.	39,700	$ 2,525,714
Zoltek Companies, Inc. (a)	33,300	1,013,652
		6,132,176
Metals & Mining - 2.8%
Breakwater Resources Ltd. (a)	1,261,500	2,386,837
Carpenter Technology Corp.	24,760	3,005,121
Compass Minerals International, Inc.	87,000	2,987,580
Reliance Steel & Aluminum Co.	52,300	3,106,620
		11,486,158
TOTAL MATERIALS		17,618,334
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc.	365,900	1,855,113
Wireless Telecommunication Services - 0.6%
Dobson Communications Corp. Class A	144,080	1,312,569
SBA Communications Corp. Class A (a)	35,070	1,031,759
		2,344,328
TOTAL TELECOMMUNICATION SERVICES		4,199,441
UTILITIES - 3.3%
Electric Utilities - 2.2%
Cleco Corp.	122,000	3,423,320
ITC Holdings Corp.	61,750	2,598,440
Pepco Holdings, Inc.	95,100	2,807,352
		8,829,112
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC (a)	121,200	2,126,475
Multi-Utilities - 0.6%
AEM Spa	255,800	1,007,401
CMS Energy Corp.	77,400	1,433,448
		2,440,849
TOTAL UTILITIES		13,396,436
TOTAL COMMON STOCKS (Cost $389,150,735)		389,926,429
Investment Companies - 0.2%
	Shares	Value
streetTRACKS KBW Bank ETF (Cost $775,768)	13,500	$ 778,410
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.94% 6/7/07 to 7/12/07 (c) (Cost $1,130,869)	$ 1,140,000	1,131,222
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 5.29% (b) (Cost $45,587,251)	45,587,251	45,587,251
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $436,644,623)		437,423,312
NET OTHER ASSETS - (7.3)%		(29,707,316)
NET ASSETS - 100%		$ 407,715,996
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
100 Russell 1000 Mini Index Contracts	June 2007	$ 8,189,000	$ (155,528)
The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $834,072.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266,462
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $437,284,580. Net unrealized appreciation aggregated $138,732, of which $9,345,847 related to appreciated investment securities and $9,207,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund

April 30, 2007

1.815774.102

SCV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	150,000	$ 4,144,500
ArvinMeritor, Inc.	175,000	3,613,750
Hawk Corp. Class A (a)	260,791	2,673,108
		10,431,358
Distributors - 0.4%
Building Materials Holding Corp. (d)	414,100	6,012,732
Hotels, Restaurants & Leisure - 2.2%
Cosi, Inc. (a)(d)	284,700	1,477,593
Domino's Pizza, Inc.	250,000	8,062,500
Great Wolf Resorts, Inc. (a)	22,903	290,639
Pinnacle Entertainment, Inc. (a)	412,700	11,588,616
Red Robin Gourmet Burgers, Inc. (a)(d)	140,000	5,544,000
Wyndham Worldwide Corp. (a)	150,000	5,190,000
		32,153,348
Household Durables - 3.1%
Ethan Allen Interiors, Inc. (d)	285,300	10,071,090
Jarden Corp. (a)	759,600	32,009,544
Ryland Group, Inc.	55,000	2,436,500
		44,517,134
Leisure Equipment & Products - 2.8%
MarineMax, Inc. (a)	30,000	594,900
Pool Corp. (d)	352,100	14,129,773
RC2 Corp. (a)	669,555	26,688,462
		41,413,135
Media - 0.3%
Charter Communications, Inc. Class A (a)	1,000,000	3,020,000
Entravision Communication Corp. Class A (a)	150,000	1,471,500
		4,491,500
Multiline Retail - 0.9%
Retail Ventures, Inc. (a)	23,100	470,778
Saks, Inc.	580,000	12,145,200
		12,615,978
Specialty Retail - 2.3%
Asbury Automotive Group, Inc.	135,000	3,883,950
Coldwater Creek, Inc. (a)	165,000	3,415,500
Gymboree Corp. (a)	330,000	12,599,400
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	1,455,300
Mothers Work, Inc. (a)	78,600	2,751,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	150,000	$ 4,785,000
Select Comfort Corp. (a)	150,000	2,781,000
Sonic Automotive, Inc. Class A (sub. vtg.)	42,500	1,215,075
		32,886,225
Textiles, Apparel & Luxury Goods - 1.1%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	330,000	10,362,000
Warnaco Group, Inc. (a)	190,000	5,373,200
		15,735,200
TOTAL CONSUMER DISCRETIONARY		200,256,610
CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 1.5%
The Pantry, Inc. (a)	471,000	21,190,290
Food Products - 1.6%
Chiquita Brands International, Inc.	171,000	2,535,930
Diamond Foods, Inc.	495,400	7,961,078
Hain Celestial Group, Inc. (a)	140,000	4,204,200
Marine Harvest ASA (a)(d)	7,155,000	7,745,146
		22,446,354
Household Products - 1.0%
Central Garden & Pet Co.	231,700	3,431,477
Central Garden & Pet Co. Class A (non-vtg.) (a)	788,300	11,288,456
		14,719,933
Personal Products - 1.5%
Physicians Formula Holdings, Inc.	8,100	170,262
Playtex Products, Inc. (a)	831,600	12,656,952
Prestige Brands Holdings, Inc. (a)	735,231	9,565,355
		22,392,569
TOTAL CONSUMER STAPLES		80,749,146
ENERGY - 10.7%
Energy Equipment & Services - 1.6%
Hornbeck Offshore Services, Inc. (a)	154,100	4,874,183
Oil States International, Inc. (a)	244,760	8,304,707
Superior Energy Services, Inc. (a)	290,000	10,535,700
		23,714,590
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	107,400	$ 1,865,538
Cabot Oil & Gas Corp.	320,000	11,654,400
Forest Oil Corp. (a)	260,300	9,172,972
Mariner Energy, Inc. (a)	530,000	11,951,500
Petrohawk Energy Corp. (a)	790,000	11,415,500
Petroleum Development Corp. (a)	127,622	6,636,344
Southwestern Energy Co. (a)	320,000	13,440,000
Tesoro Corp.	443,800	53,788,559
USEC, Inc. (a)	275,000	5,546,750
Venoco, Inc.	91,524	1,740,786
Western Refining, Inc.	110,000	4,358,200
		131,570,549
TOTAL ENERGY		155,285,139
FINANCIALS - 23.9%
Capital Markets - 2.1%
ACA Capital Holdings, Inc. (d)	100,000	1,435,000
American Capital Strategies Ltd. (d)	153,700	7,482,116
MarketAxess Holdings, Inc. (a)	450,000	7,371,000
Piper Jaffray Companies (a)	75,000	4,785,750
TradeStation Group, Inc. (a)	718,300	8,748,894
		29,822,760
Commercial Banks - 5.1%
Boston Private Financial Holdings, Inc.	610,200	16,969,662
Cathay General Bancorp	266,520	8,739,191
Center Financial Corp., California	354,052	5,792,291
Colonial Bancgroup, Inc.	130,000	3,127,800
East West Bancorp, Inc.	28,800	1,147,968
First State Bancorp.	233,500	4,882,485
Hanmi Financial Corp.	195,040	3,200,606
Investors Bancorp, Inc. (a)	190,000	2,717,000
Nara Bancorp, Inc.	183,270	3,025,788
South Financial Group, Inc.	340,000	7,694,200
Sterling Bancshares, Inc.	235,000	2,686,050
UCBH Holdings, Inc.	150,000	2,694,000
UMB Financial Corp.	75,000	2,934,000
Wintrust Financial Corp.	198,260	8,521,215
		74,132,256
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
Advanta Corp. Class B	65,000	$ 2,978,300
Cash America International, Inc.	60,000	2,589,600
CompuCredit Corp. (a)(d)	55,000	1,988,800
Dollar Financial Corp. (a)	185,000	5,390,900
		12,947,600
Diversified Financial Services - 0.7%
Endeavor Acquisition Corp. (a)(d)	341,000	3,577,090
Marlin Business Services Corp. (a)	270,779	6,338,936
		9,916,026
Insurance - 11.6%
American Equity Investment Life Holding Co.	1,039,506	14,189,257
Aspen Insurance Holdings Ltd.	360,200	9,548,902
Delphi Financial Group, Inc. Class A	172,850	7,380,695
HCC Insurance Holdings, Inc.	670,920	20,570,407
Infinity Property & Casualty Corp.	75,000	3,488,250
IPC Holdings Ltd.	572,440	17,161,751
Max Re Capital Ltd.	175,000	4,690,000
National Financial Partners Corp. (d)	456,300	21,021,741
Navigators Group, Inc. (a)	104,862	5,357,400
Ohio Casualty Corp.	100,500	3,179,820
Philadelphia Consolidated Holdings Corp. (a)	99,140	4,302,676
Platinum Underwriters Holdings Ltd.	329,700	11,282,334
Tower Group, Inc.	305,000	9,360,450
United America Indemnity Ltd. Class A (a)	91,022	2,273,730
Universal American Financial Corp. (a)	150,000	2,784,000
Willis Group Holdings Ltd.	195,000	7,998,900
Zenith National Insurance Corp.	524,000	24,235,000
		168,825,313
Real Estate Investment Trusts - 0.4%
Education Realty Trust, Inc.	188,300	2,681,392
GMH Communities Trust	314,100	3,153,564
		5,834,956
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	238,000	25,582,620
Thrifts & Mortgage Finance - 1.3%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	460,000	4,434,400
Farmer Mac Class C (non-vtg.)	155,000	4,243,900
Radian Group, Inc.	65,000	3,777,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Triad Guaranty, Inc. (a)	50,000	$ 2,210,500
Washington Federal, Inc.	210,000	4,979,100
		19,645,050
TOTAL FINANCIALS		346,706,581
HEALTH CARE - 3.1%
Health Care Providers & Services - 0.7%
Air Methods Corp. (a)	204,867	5,635,891
Healthspring, Inc. (a)	210,000	4,939,200
		10,575,091
Life Sciences Tools & Services - 0.6%
ICON PLC sponsored ADR	178,720	8,387,330
Pharmaceuticals - 1.8%
Adams Respiratory Therapeutics, Inc. (a)	115,000	4,313,650
Valeant Pharmaceuticals International	1,215,000	21,894,300
		26,207,950
TOTAL HEALTH CARE		45,170,371
INDUSTRIALS - 15.8%
Aerospace & Defense - 3.2%
AAR Corp. (a)	877,300	26,792,742
DRS Technologies, Inc.	144,000	7,244,640
Hexcel Corp. (a)	250,200	5,429,340
Orbital Sciences Corp. (a)	325,000	6,782,750
		46,249,472
Air Freight & Logistics - 1.2%
Forward Air Corp.	80,000	2,440,800
Hub Group, Inc. Class A	180,000	6,480,000
Park-Ohio Holdings Corp. (a)	401,646	8,567,109
		17,487,909
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	330,000	3,633,300
Commercial Services & Supplies - 2.7%
FTI Consulting, Inc. (a)	400,000	14,708,000
IKON Office Solutions, Inc.	200,000	2,992,000
Interface, Inc. Class A	522,490	8,803,957
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	125,000	$ 2,397,500
Team, Inc. (a)	299,628	10,313,196
		39,214,653
Construction & Engineering - 2.6%
Infrasource Services, Inc. (a)	200,000	6,676,000
Shaw Group, Inc. (a)	418,000	13,555,740
Washington Group International, Inc. (a)	255,000	17,064,600
		37,296,340
Electrical Equipment - 1.2%
Belden CDT, Inc.	320,000	17,881,600
Machinery - 1.3%
AGCO Corp. (a)	85,000	3,547,050
Force Protection, Inc. (a)(d)	495,000	10,741,500
Manitowoc Co., Inc.	76,520	5,220,960
		19,509,510
Road & Rail - 0.5%
YRC Worldwide, Inc. (a)	175,000	6,963,250
Trading Companies & Distributors - 2.8%
Kaman Corp.	243,822	6,046,786
UAP Holding Corp.	1,055,980	29,218,967
WESCO International, Inc. (a)	88,000	5,558,960
		40,824,713
TOTAL INDUSTRIALS		229,060,747
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 2.3%
Andrew Corp. (a)	200,000	2,184,000
Arris Group, Inc. (a)(d)	1,685,000	24,971,700
Polycom, Inc. (a)	180,000	5,994,000
		33,149,700
Computers & Peripherals - 0.5%
Brocade Communications Systems, Inc. (a)	725,000	7,083,250
Electronic Equipment & Instruments - 5.3%
Amphenol Corp. Class A	40,000	1,404,400
Benchmark Electronics, Inc. (a)	167,900	3,556,122
CTS Corp.	190,000	2,485,200
Ingram Micro, Inc. Class A (a)	837,700	16,435,674
Insight Enterprises, Inc. (a)	680,600	13,489,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mettler-Toledo International, Inc. (a)	113,700	$ 11,099,394
SYNNEX Corp. (a)	85,000	1,661,750
Tektronix, Inc.	551,000	16,193,890
Vishay Intertechnology, Inc. (a)	677,491	11,280,225
		77,606,147
Internet Software & Services - 0.8%
j2 Global Communications, Inc. (a)	430,800	12,389,808
IT Services - 2.4%
CACI International, Inc. Class A (a)	135,000	6,173,550
ManTech International Corp. Class A (a)	105,000	3,221,400
MoneyGram International, Inc.	80,000	2,274,400
Ness Technologies, Inc. (a)	265,200	3,537,768
Telvent GIT SA (a)	1,041,000	19,810,230
		35,017,348
Semiconductors & Semiconductor Equipment - 2.9%
California Micro Devices Corp. (a)	303,000	1,472,580
Diodes, Inc. (a)	41,000	1,513,720
Entegris, Inc. (a)	500,000	5,860,000
FormFactor, Inc. (a)	220,900	9,120,961
Integrated Device Technology, Inc. (a)	195,400	2,927,092
LSI Logic Corp. (a)	540,000	4,590,000
Microsemi Corp. (a)	310,000	7,164,100
MKS Instruments, Inc. (a)	123,900	3,339,105
Rudolph Technologies, Inc. (a)	165,244	2,853,764
Standard Microsystems Corp. (a)	90,000	2,885,400
		41,726,722
Software - 1.5%
Blackbaud, Inc.	250,000	5,520,000
Quest Software, Inc. (a)	730,000	12,417,300
Sonic Solutions, Inc. (a)	255,000	3,322,650
		21,259,950
TOTAL INFORMATION TECHNOLOGY		228,232,925
MATERIALS - 5.5%
Chemicals - 1.0%
Airgas, Inc.	90,000	4,009,500
CF Industries Holdings, Inc.	80,000	3,175,200
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Georgia Gulf Corp. (d)	225,800	$ 3,606,026
H.B. Fuller Co.	125,000	3,196,250
		13,986,976
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp.	190,000	2,289,500
Metals & Mining - 4.4%
Carpenter Technology Corp.	290,000	35,197,300
Compass Minerals International, Inc.	511,466	17,563,742
Meridian Gold, Inc. (a)	270,000	6,817,501
Titanium Metals Corp.	120,000	4,143,600
		63,722,143
TOTAL MATERIALS		79,998,619
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
General Communications, Inc. Class A (a)	250,000	3,557,500
Level 3 Communications, Inc. (a)	800,000	4,448,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	4,715,000
		12,720,500
Wireless Telecommunication Services - 0.2%
Syniverse Holdings, Inc. (a)	384,000	3,959,040
TOTAL TELECOMMUNICATION SERVICES		16,679,540
UTILITIES - 3.2%
Electric Utilities - 1.4%
DPL, Inc.	160,000	5,016,000
ITC Holdings Corp.	343,400	14,450,272
Maine & Maritimes Corp. (a)	10,170	237,063
		19,703,335
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. (d)	94,000	7,422,240
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.3%
CMS Energy Corp.	607,500	$ 11,250,900
Integrys Energy Group, Inc.	145,000	8,134,500
		19,385,400
TOTAL UTILITIES		46,510,975
TOTAL COMMON STOCKS (Cost $1,248,883,947)		1,428,650,653
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.29% (b)	25,032,773	25,032,773
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	65,567,605	65,567,605
TOTAL MONEY MARKET FUNDS (Cost $90,600,378)		90,600,378
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,339,484,325)		1,519,251,031
NET OTHER ASSETS - (4.7)%		(68,002,777)
NET ASSETS - 100%		$ 1,451,248,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,995,627
Fidelity Securities Lending Cash Central Fund	252,237
Total	$ 2,247,864
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,339,845,353. Net unrealized appreciation aggregated $179,405,678, of which $224,559,578 related to appreciated investment securities and $45,153,900 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

April 30, 2007

1.817158.102

ASCV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	150,000	$ 4,144,500
ArvinMeritor, Inc.	175,000	3,613,750
Hawk Corp. Class A (a)	260,791	2,673,108
		10,431,358
Distributors - 0.4%
Building Materials Holding Corp. (d)	414,100	6,012,732
Hotels, Restaurants & Leisure - 2.2%
Cosi, Inc. (a)(d)	284,700	1,477,593
Domino's Pizza, Inc.	250,000	8,062,500
Great Wolf Resorts, Inc. (a)	22,903	290,639
Pinnacle Entertainment, Inc. (a)	412,700	11,588,616
Red Robin Gourmet Burgers, Inc. (a)(d)	140,000	5,544,000
Wyndham Worldwide Corp. (a)	150,000	5,190,000
		32,153,348
Household Durables - 3.1%
Ethan Allen Interiors, Inc. (d)	285,300	10,071,090
Jarden Corp. (a)	759,600	32,009,544
Ryland Group, Inc.	55,000	2,436,500
		44,517,134
Leisure Equipment & Products - 2.8%
MarineMax, Inc. (a)	30,000	594,900
Pool Corp. (d)	352,100	14,129,773
RC2 Corp. (a)	669,555	26,688,462
		41,413,135
Media - 0.3%
Charter Communications, Inc. Class A (a)	1,000,000	3,020,000
Entravision Communication Corp. Class A (a)	150,000	1,471,500
		4,491,500
Multiline Retail - 0.9%
Retail Ventures, Inc. (a)	23,100	470,778
Saks, Inc.	580,000	12,145,200
		12,615,978
Specialty Retail - 2.3%
Asbury Automotive Group, Inc.	135,000	3,883,950
Coldwater Creek, Inc. (a)	165,000	3,415,500
Gymboree Corp. (a)	330,000	12,599,400
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	1,455,300
Mothers Work, Inc. (a)	78,600	2,751,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	150,000	$ 4,785,000
Select Comfort Corp. (a)	150,000	2,781,000
Sonic Automotive, Inc. Class A (sub. vtg.)	42,500	1,215,075
		32,886,225
Textiles, Apparel & Luxury Goods - 1.1%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	330,000	10,362,000
Warnaco Group, Inc. (a)	190,000	5,373,200
		15,735,200
TOTAL CONSUMER DISCRETIONARY		200,256,610
CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 1.5%
The Pantry, Inc. (a)	471,000	21,190,290
Food Products - 1.6%
Chiquita Brands International, Inc.	171,000	2,535,930
Diamond Foods, Inc.	495,400	7,961,078
Hain Celestial Group, Inc. (a)	140,000	4,204,200
Marine Harvest ASA (a)(d)	7,155,000	7,745,146
		22,446,354
Household Products - 1.0%
Central Garden & Pet Co.	231,700	3,431,477
Central Garden & Pet Co. Class A (non-vtg.) (a)	788,300	11,288,456
		14,719,933
Personal Products - 1.5%
Physicians Formula Holdings, Inc.	8,100	170,262
Playtex Products, Inc. (a)	831,600	12,656,952
Prestige Brands Holdings, Inc. (a)	735,231	9,565,355
		22,392,569
TOTAL CONSUMER STAPLES		80,749,146
ENERGY - 10.7%
Energy Equipment & Services - 1.6%
Hornbeck Offshore Services, Inc. (a)	154,100	4,874,183
Oil States International, Inc. (a)	244,760	8,304,707
Superior Energy Services, Inc. (a)	290,000	10,535,700
		23,714,590
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	107,400	$ 1,865,538
Cabot Oil & Gas Corp.	320,000	11,654,400
Forest Oil Corp. (a)	260,300	9,172,972
Mariner Energy, Inc. (a)	530,000	11,951,500
Petrohawk Energy Corp. (a)	790,000	11,415,500
Petroleum Development Corp. (a)	127,622	6,636,344
Southwestern Energy Co. (a)	320,000	13,440,000
Tesoro Corp.	443,800	53,788,559
USEC, Inc. (a)	275,000	5,546,750
Venoco, Inc.	91,524	1,740,786
Western Refining, Inc.	110,000	4,358,200
		131,570,549
TOTAL ENERGY		155,285,139
FINANCIALS - 23.9%
Capital Markets - 2.1%
ACA Capital Holdings, Inc. (d)	100,000	1,435,000
American Capital Strategies Ltd. (d)	153,700	7,482,116
MarketAxess Holdings, Inc. (a)	450,000	7,371,000
Piper Jaffray Companies (a)	75,000	4,785,750
TradeStation Group, Inc. (a)	718,300	8,748,894
		29,822,760
Commercial Banks - 5.1%
Boston Private Financial Holdings, Inc.	610,200	16,969,662
Cathay General Bancorp	266,520	8,739,191
Center Financial Corp., California	354,052	5,792,291
Colonial Bancgroup, Inc.	130,000	3,127,800
East West Bancorp, Inc.	28,800	1,147,968
First State Bancorp.	233,500	4,882,485
Hanmi Financial Corp.	195,040	3,200,606
Investors Bancorp, Inc. (a)	190,000	2,717,000
Nara Bancorp, Inc.	183,270	3,025,788
South Financial Group, Inc.	340,000	7,694,200
Sterling Bancshares, Inc.	235,000	2,686,050
UCBH Holdings, Inc.	150,000	2,694,000
UMB Financial Corp.	75,000	2,934,000
Wintrust Financial Corp.	198,260	8,521,215
		74,132,256
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
Advanta Corp. Class B	65,000	$ 2,978,300
Cash America International, Inc.	60,000	2,589,600
CompuCredit Corp. (a)(d)	55,000	1,988,800
Dollar Financial Corp. (a)	185,000	5,390,900
		12,947,600
Diversified Financial Services - 0.7%
Endeavor Acquisition Corp. (a)(d)	341,000	3,577,090
Marlin Business Services Corp. (a)	270,779	6,338,936
		9,916,026
Insurance - 11.6%
American Equity Investment Life Holding Co.	1,039,506	14,189,257
Aspen Insurance Holdings Ltd.	360,200	9,548,902
Delphi Financial Group, Inc. Class A	172,850	7,380,695
HCC Insurance Holdings, Inc.	670,920	20,570,407
Infinity Property & Casualty Corp.	75,000	3,488,250
IPC Holdings Ltd.	572,440	17,161,751
Max Re Capital Ltd.	175,000	4,690,000
National Financial Partners Corp. (d)	456,300	21,021,741
Navigators Group, Inc. (a)	104,862	5,357,400
Ohio Casualty Corp.	100,500	3,179,820
Philadelphia Consolidated Holdings Corp. (a)	99,140	4,302,676
Platinum Underwriters Holdings Ltd.	329,700	11,282,334
Tower Group, Inc.	305,000	9,360,450
United America Indemnity Ltd. Class A (a)	91,022	2,273,730
Universal American Financial Corp. (a)	150,000	2,784,000
Willis Group Holdings Ltd.	195,000	7,998,900
Zenith National Insurance Corp.	524,000	24,235,000
		168,825,313
Real Estate Investment Trusts - 0.4%
Education Realty Trust, Inc.	188,300	2,681,392
GMH Communities Trust	314,100	3,153,564
		5,834,956
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	238,000	25,582,620
Thrifts & Mortgage Finance - 1.3%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	460,000	4,434,400
Farmer Mac Class C (non-vtg.)	155,000	4,243,900
Radian Group, Inc.	65,000	3,777,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Triad Guaranty, Inc. (a)	50,000	$ 2,210,500
Washington Federal, Inc.	210,000	4,979,100
		19,645,050
TOTAL FINANCIALS		346,706,581
HEALTH CARE - 3.1%
Health Care Providers & Services - 0.7%
Air Methods Corp. (a)	204,867	5,635,891
Healthspring, Inc. (a)	210,000	4,939,200
		10,575,091
Life Sciences Tools & Services - 0.6%
ICON PLC sponsored ADR	178,720	8,387,330
Pharmaceuticals - 1.8%
Adams Respiratory Therapeutics, Inc. (a)	115,000	4,313,650
Valeant Pharmaceuticals International	1,215,000	21,894,300
		26,207,950
TOTAL HEALTH CARE		45,170,371
INDUSTRIALS - 15.8%
Aerospace & Defense - 3.2%
AAR Corp. (a)	877,300	26,792,742
DRS Technologies, Inc.	144,000	7,244,640
Hexcel Corp. (a)	250,200	5,429,340
Orbital Sciences Corp. (a)	325,000	6,782,750
		46,249,472
Air Freight & Logistics - 1.2%
Forward Air Corp.	80,000	2,440,800
Hub Group, Inc. Class A	180,000	6,480,000
Park-Ohio Holdings Corp. (a)	401,646	8,567,109
		17,487,909
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	330,000	3,633,300
Commercial Services & Supplies - 2.7%
FTI Consulting, Inc. (a)	400,000	14,708,000
IKON Office Solutions, Inc.	200,000	2,992,000
Interface, Inc. Class A	522,490	8,803,957
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	125,000	$ 2,397,500
Team, Inc. (a)	299,628	10,313,196
		39,214,653
Construction & Engineering - 2.6%
Infrasource Services, Inc. (a)	200,000	6,676,000
Shaw Group, Inc. (a)	418,000	13,555,740
Washington Group International, Inc. (a)	255,000	17,064,600
		37,296,340
Electrical Equipment - 1.2%
Belden CDT, Inc.	320,000	17,881,600
Machinery - 1.3%
AGCO Corp. (a)	85,000	3,547,050
Force Protection, Inc. (a)(d)	495,000	10,741,500
Manitowoc Co., Inc.	76,520	5,220,960
		19,509,510
Road & Rail - 0.5%
YRC Worldwide, Inc. (a)	175,000	6,963,250
Trading Companies & Distributors - 2.8%
Kaman Corp.	243,822	6,046,786
UAP Holding Corp.	1,055,980	29,218,967
WESCO International, Inc. (a)	88,000	5,558,960
		40,824,713
TOTAL INDUSTRIALS		229,060,747
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 2.3%
Andrew Corp. (a)	200,000	2,184,000
Arris Group, Inc. (a)(d)	1,685,000	24,971,700
Polycom, Inc. (a)	180,000	5,994,000
		33,149,700
Computers & Peripherals - 0.5%
Brocade Communications Systems, Inc. (a)	725,000	7,083,250
Electronic Equipment & Instruments - 5.3%
Amphenol Corp. Class A	40,000	1,404,400
Benchmark Electronics, Inc. (a)	167,900	3,556,122
CTS Corp.	190,000	2,485,200
Ingram Micro, Inc. Class A (a)	837,700	16,435,674
Insight Enterprises, Inc. (a)	680,600	13,489,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mettler-Toledo International, Inc. (a)	113,700	$ 11,099,394
SYNNEX Corp. (a)	85,000	1,661,750
Tektronix, Inc.	551,000	16,193,890
Vishay Intertechnology, Inc. (a)	677,491	11,280,225
		77,606,147
Internet Software & Services - 0.8%
j2 Global Communications, Inc. (a)	430,800	12,389,808
IT Services - 2.4%
CACI International, Inc. Class A (a)	135,000	6,173,550
ManTech International Corp. Class A (a)	105,000	3,221,400
MoneyGram International, Inc.	80,000	2,274,400
Ness Technologies, Inc. (a)	265,200	3,537,768
Telvent GIT SA (a)	1,041,000	19,810,230
		35,017,348
Semiconductors & Semiconductor Equipment - 2.9%
California Micro Devices Corp. (a)	303,000	1,472,580
Diodes, Inc. (a)	41,000	1,513,720
Entegris, Inc. (a)	500,000	5,860,000
FormFactor, Inc. (a)	220,900	9,120,961
Integrated Device Technology, Inc. (a)	195,400	2,927,092
LSI Logic Corp. (a)	540,000	4,590,000
Microsemi Corp. (a)	310,000	7,164,100
MKS Instruments, Inc. (a)	123,900	3,339,105
Rudolph Technologies, Inc. (a)	165,244	2,853,764
Standard Microsystems Corp. (a)	90,000	2,885,400
		41,726,722
Software - 1.5%
Blackbaud, Inc.	250,000	5,520,000
Quest Software, Inc. (a)	730,000	12,417,300
Sonic Solutions, Inc. (a)	255,000	3,322,650
		21,259,950
TOTAL INFORMATION TECHNOLOGY		228,232,925
MATERIALS - 5.5%
Chemicals - 1.0%
Airgas, Inc.	90,000	4,009,500
CF Industries Holdings, Inc.	80,000	3,175,200
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Georgia Gulf Corp. (d)	225,800	$ 3,606,026
H.B. Fuller Co.	125,000	3,196,250
		13,986,976
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp.	190,000	2,289,500
Metals & Mining - 4.4%
Carpenter Technology Corp.	290,000	35,197,300
Compass Minerals International, Inc.	511,466	17,563,742
Meridian Gold, Inc. (a)	270,000	6,817,501
Titanium Metals Corp.	120,000	4,143,600
		63,722,143
TOTAL MATERIALS		79,998,619
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
General Communications, Inc. Class A (a)	250,000	3,557,500
Level 3 Communications, Inc. (a)	800,000	4,448,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	4,715,000
		12,720,500
Wireless Telecommunication Services - 0.2%
Syniverse Holdings, Inc. (a)	384,000	3,959,040
TOTAL TELECOMMUNICATION SERVICES		16,679,540
UTILITIES - 3.2%
Electric Utilities - 1.4%
DPL, Inc.	160,000	5,016,000
ITC Holdings Corp.	343,400	14,450,272
Maine & Maritimes Corp. (a)	10,170	237,063
		19,703,335
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. (d)	94,000	7,422,240
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.3%
CMS Energy Corp.	607,500	$ 11,250,900
Integrys Energy Group, Inc.	145,000	8,134,500
		19,385,400
TOTAL UTILITIES		46,510,975
TOTAL COMMON STOCKS (Cost $1,248,883,947)		1,428,650,653
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.29% (b)	25,032,773	25,032,773
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	65,567,605	65,567,605
TOTAL MONEY MARKET FUNDS (Cost $90,600,378)		90,600,378
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,339,484,325)		1,519,251,031
NET OTHER ASSETS - (4.7)%		(68,002,777)
NET ASSETS - 100%		$ 1,451,248,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,995,627
Fidelity Securities Lending Cash Central Fund	252,237
Total	$ 2,247,864
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,339,845,353. Net unrealized appreciation aggregated $179,405,678, of which $224,559,578 related to appreciated investment securities and $45,153,900 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007